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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Semi-Annual Report

February 28, 2015

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988
www.sheltoncap.com
 email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2015

About Your Fund’s Expenses	1
Top Holdings and Sector Breakdowns	3
Portfolio of Investments	7
Statements of Assets & Liabilities	29
Statements of Operations	32
Statements of Changes in Net Assets	35
Financial Highlights	41
Notes to Financial Statements	52
Board of Trustees and Executive Officers	59
Board Approval of The Advisory Agreement and Sub-Advisory Agreement	60

About Your Fund’s Expenses (Unaudited) February 28, 2015

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,015	$3.60	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.61	0.72%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,016	$3.70	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,013	$6.19	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$999	$2.92	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.59%
K Shares
Based on Actual Fund Return	$1,000	$996	$5.39	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.46	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$0.10	0.02%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.10	0.02%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$0.10	0.02%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.10	0.02%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,061	$1.84	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.81	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,058	$4.39	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.31	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,054	$2.95	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.91	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,051	$5.49	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.41	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,072	$3.80	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,070	$6.36	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,054	$4.18	0.82%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.11	0.82%
K Shares
Based on Actual Fund Return	$1,000	$1,052	$6.72	1.32%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.60	1.32%

About Your Fund’s Expenses (Unaudited) February 28, 2015 (Continued)

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Net Annual Expense Ratio
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$967	$4.88	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.01	1.00%
K Shares
Based on Actual Fund Return	$1,000	$964	$7.30	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.51	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,093	$2.54	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.46	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,091	$5.13	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.96	0.99%
Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$1,000	$968	$6.64	1.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.80	1.36%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2015

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	EAST SIDE UNION HIGH SCHOOL DISTRICT	General Obligation Refunding Bonds (2012 Crossover); 2006	$3,674,333	3.9%
2	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; 2009 Series I-1	3,652,170	3.9%
3	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	3,459,060	3.7%
4	CALIFORNIA, STATE OF	Tax-Exempt Various Purpose General Obligation Bonds	3,305,790	3.5%
5	LOS RIOS COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2008 Election, Series B	2,875,100	3.1%
6	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (University of Southern California); Series 2009A	2,832,575	3.0%
7	MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; Election of 2008, Series 2013A	2,723,342	2.9%
8	LOS ANGELES, CITY OF	General Obligation Refunding Bonds; Series 2012-A	2,423,180	2.6%
9	BAY AREA TOLL AUTHORITY	San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,321,260	2.5%
10	CAMPBELL UNION HIGH SCHOOL DISTRICT	General Obligation Refunding Bonds; 2009	2,304,880	2.5%

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	11/15/2018	$3,274,923	12.4%
2	United States Treasury Note	6/30/2017	3,224,484	12.2%
3	United States Treasury Note	2/15/2022	2,836,750	10.8%
4	United States Treasury Note	6/30/2016	2,536,133	9.6%
5	United States Treasury Note	2/15/2021	2,108,555	8.0%
6	United States Treasury Note	2/15/2019	2,006,430	7.6%
7	United States Treasury Note	8/15/2020	2,002,125	7.6%
8	United States Treasury Note	8/15/2023	1,777,828	6.7%
9	United States Treasury Bond	5/15/2038	1,755,203	6.7%
10	United States Treasury Note	2/28/2018	1,681,250	6.4%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2016	$1,828,688	26.1%
2	United States Treasury Note	6/15/2015	1,701,460	24.3%
3	United States Treasury Note	7/31/2017	1,037,734	14.8%
4	United States Treasury Note	6/30/2016	811,562	11.6%
5	United States Treasury Note	1/31/2017	703,718	10.0%
6	United States Treasury Note	1/31/2018	697,758	10.0%
7	Government National Mortgage Association	11/20/2034	138,973	2.0%
8	Government National Mortgage Association	6/20/2034	83,931	1.2%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2015

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	3/12/2015	$30,499,994	29.0%
2	United States Treasury Bill	3/5/2015	28,799,972	27.3%
3	United States Treasury Bill	3/19/2015	14,099,958	13.4%
4	United States Treasury Bill	7/2/2015	9,996,412	9.5%
5	United States Treasury Bill	6/25/2015	7,998,324	7.6%
6	United States Treasury Bill	3/26/2015	5,299,918	5.0%
7	United States Treasury Bill	9/17/2015	4,996,778	4.7%
8	United States Treasury Bill	12/10/2015	2,896,963	2.7%
9	United States Treasury Bill	4/2/2015	799,974	0.8%

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple, Inc.	$6,075,130	4.3%
2	Exxon Mobil Corp.	2,921,023	2.1%
3	Microsoft Corp.	2,492,259	1.8%
4	Johnson & Johnson	2,148,405	1.5%
5	General Electric Co.	1,998,111	1.4%
6	Berkshire Hathaway, Inc.	1,989,003	1.4%
7	Wells Fargo & Co.	1,980,385	1.4%
8	Procter & Gamble Co.	1,725,245	1.2%
9	JPMorgan Chase & Co.	1,699,601	1.2%
10	Pfizer, Inc.	1,689,745	1.2%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Skyworks Soulutions, Inc.	$1,602,754	1.0%
2	Hanesbrands, Inc.	1,261,881	0.8%
3	Equinix, Inc.	1,176,919	0.7%
4	SL Green Realty Corp.	1,173,595	0.7%
5	Henry Schein, Inc.	1,129,923	0.7%
6	Church & Dwight Co. Inc.	1,091,154	0.7%
7	Advanced Auto Parts, Inc.	1,083,425	0.7%
8	Realty Income Corp.	1,067,930	0.7%
9	Qorvo, Inc.	970,004	0.6%
10	Salix Pharmaceuticals, Ltd.	959,549	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2015

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Centene Corp.	$564,940	1.0%
2	Qorvo, Inc.	379,618	0.7%
3	Jack In The Box, Inc.	333,000	0.6%
4	MAXIMUS, Inc.	320,612	0.6%
5	Manhattan Associates, Inc.	308,671	0.6%
6	Akorn, Inc.	307,847	0.6%
7	West Pharmaceutical Services, Inc.	307,089	0.6%
8	Toro Co.	304,425	0.6%
9	Teledyne Technologies, Inc.	302,792	0.6%
10	Belden, Inc.	302,651	0.6%

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	JPMorgan Chase & Co.	$6,752,933	3.3%
2	Chevron Corp.	6,029,980	2.9%
3	Goldman Sachs Group, Inc.	5,494,421	2.7%
4	Home Depot, Inc.	5,295,713	2.6%
5	Walt Disney Co.	5,259,683	2.6%
6	Wells Fargo & Co.	4,815,438	2.4%
7	Anthem Inc.	4,730,335	2.3%
8	Amerisource Bergen Corp.	4,687,089	2.3%
9	PPG Industries, Inc.	4,425,144	2.2%
10	Celgene Corp.	4,279,557	2.1%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Novartis AG	$999,117	8.2%
2	Nestle SA	969,936	7.9%
3	Bayer AG	607,897	5.0%
4	Roche Holding AG	602,872	4.9%
5	Anheuser-Busch InBev	531,972	4.3%
6	AXA SA	481,814	3.9%
7	British America Tobacco PLC	477,527	3.9%
8	Royal Dutch Shell PLC	471,971	3.9%
9	Total SA	442,877	3.6%
10	Siemens AG	416,901	3.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2015

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple, Inc.	$28,908,895	13.7%
2	Microsoft Corp.	12,230,686	5.8%
3	Google, Inc.	11,642,586	5.5%
4	Amazon.Com Inc.	7,757,545	3.7%
5	Facebook Inc.	7,746,720	3.7%
6	Intel Corp.	7,096,215	3.4%
7	Gilead Sciences, Inc.	6,912,180	3.3%
8	Cisco Systems, Inc.	6,695,199	3.2%
9	Comcast Corp.	5,691,870	2.7%
10	QUALCOMM, Inc.	5,391,336	2.5%

Shelton Green Alpha Fund
Security		Market Value	Percentage of Total Investment
1	First Solar, Inc.	$1,332,314	5.5%
2	Canadian Solar, Inc.	918,375	3.8%
3	United Natural Foods, Inc.	888,528	3.7%
4	Google, Inc.	833,962	3.4%
5	Vestas Wind Systems A/S	797,430	3.3%
6	QUALCOMM, Inc.	739,602	3.1%
7	Sierra Wireless, Inc.	709,884	2.9%
8	SunPower Corp.	698,924	2.9%
9	Int'l Business Machines Corp.	696,342	2.9%
10	Universal Display Corp.	694,678	2.9%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (97.52%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	$500,000	5.000%	4/1/2031	$525,645
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,321,260
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,652,170
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,161,180
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	165,000	5.000%	10/1/2030	169,579
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,832,575
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	10/15/19	1,160,780
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,173,183
CALIFORNIA, STATE OF
General Obligation Refunding Bonds; 2005	1,000,000	5.000%	5/1/2027	1,007,590
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,305,790
Various Purpose General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,023,580
CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,304,880
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2009A	2,000,000	0.220%	12/1/2015	2,000,240
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,674,333
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,357,080
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,199,410
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,040,457
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,219,870
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,861,665
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,705,755
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	552,310
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,269,490
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,031,640
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,423,180
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	336,139
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,875,100
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,146,470
Water Revenue Refunding Bonds; 2011 Series A-2	1,000,000	0.170%	3/27/2015	1,000,020
Waterworks General Obligation Refunding Bonds; 2005 Series A	2,000,000	5.000%	3/1/2016	2,000,000
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	588,950
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,723,342
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,371,290
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,134,420

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Par Value	Rate	Maturity	Value (Note 1)
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	$1,380,000	4.000%	9/1/2020	$1,572,151
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,105,532
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,459,060
ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	903,360
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,155,060
ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000%	9/1/2030	1,005,200
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,130,200
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,239,290
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,707,521
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,063,300
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,643,853
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	592,000
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	810,124
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,534,579
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,146,680
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,220,370
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,439,100
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,215,680
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded; Election 2002 Series	780,000	5.000%	8/1/2027	795,374
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	224,096
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,181,270
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A	2,000,000	5.000%	8/1/2030	2,110,720
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,143,591
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,406,633

Total Municipal Bonds (Cost $86,645,362)				91,954,117

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Variable Rate Demand Notes* (1.54%)

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	$1,450,000	0.010%	5/15/2024	$1,450,000

Total Variable Rate Demand Notes (Cost $1,450,000)				1,450,000

Total Investments (Cost $88,095,362) (a) (99.06%)				$93,404,117
Other Net Assets (0.94%)				886,966
Net Assets (100.00%)				$94,291,083

(a)	Aggregate cost for federal income tax purposes is $88,095,362.

At February 28, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,572,398
Unrealized depreciation	(263,643)
Net unrealized appreciation	$5,308,755

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

*	Stated maturity reflects next reset date.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (9.64%)
	$9,529	6.000%	5/15/2016	$9,651
	4,314	10.000%	9/15/2018	4,430
	134,418	5.000%	7/15/2020	143,341
	102,906	5.500%	1/15/2025	116,232
	189,938	6.000%	1/15/2026	219,860
	447,632	5.500%	4/15/2036	508,137
	304,611	5.000%	3/15/2038	339,879
	156,422	6.000%	6/15/2038	178,233
	989,669	3.500%	11/20/2044	1,042,289
Total Government National Mortgage Association (Cost $2,383,658)				2,562,052

United States Treasury Bonds (6.60%)
	1,300,000	4.500%	5/15/2038	1,755,203
Total United States Treasury Bonds (Cost $1,554,755)				1,755,203

United States Treasury Notes (82.94%)
	600,000	0.375%	11/15/2015	600,890
	2,500,000	1.500%	6/30/2016	2,536,133
	3,100,000	2.500%	6/30/2017	3,224,484
	1,600,000	2.750%	2/28/2018	1,681,250
	3,000,000	3.750%	11/15/2018	3,274,922
	1,900,000	2.750%	2/15/2019	2,006,430
	1,900,000	2.625%	8/15/2020	2,002,125
	1,900,000	3.625%	2/15/2021	2,108,555
	2,800,000	2.000%	2/15/2022	2,836,750
	1,700,000	2.500%	8/15/2023	1,777,828
Total United States Treasury Notes (Cost $21,535,776)				22,049,367

Total Investments (Cost $25,474,189) (a) (99.18%)				26,366,622
Other Net Assets (0.82%)				217,916
Net Assets (100.00%)				$26,584,538

(a)	Aggregate cost for federal income tax purposes is $25,474,189.

At February 28, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$905,201
Unrealized depreciation	(12,768)
Net unrealized appreciation	$892,433

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.16%)
	$80,297	2.125%	6/20/2034	$83,931
	133,512	1.625%	11/20/2034	138,973
Total Government National Mortgage Association (Cost $214,972)				222,904

United States Treasury Notes (96.25%)
	1,700,000	0.375%	6/15/2015	1,701,460
	1,800,000	2.000%	1/31/2016	1,828,689
	800,000	1.500%	6/30/2016	811,562
	700,000	0.875%	1/31/2017	703,718
	1,000,000	2.375%	7/31/2017	1,037,734
	700,000	0.875%	1/31/2018	697,758
Total United States Treasury Notes (Cost $6,774,496)				6,780,921

Total Investments (Cost $6,989,468) (a) (99.41%)				7,003,825
Other Net Assets (0.59%)				41,704
Net Assets (100.00%)				7,045,529

(a)	Aggregate cost for federal income tax purposes is $6,989,468.

At February 28, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$18,549
Unrealized depreciation	(4,192)
Net unrealized appreciation	$14,357

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (b) (99.93%)
	$28,800,000	3/5/2015	$28,799,979
	30,500,000	3/12/2015	30,499,995
	5,300,000	3/26/2015	5,299,921
	800,000	4/2/2015	799,974
	8,000,000	6/25/2015	7,998,339
	5,000,000	9/17/2015	4,996,794
	14,100,000	3/19/2015	14,099,960
	2,900,000	12/10/2015	2,896,973
	10,000,000	7/2/2015	9,996,442
Total United States Treasury Bills DN (Cost $105,388,377)			105,388,377

Total Investments (Cost $105,388,377) (a) (99.93%)			105,388,377
Other Net Assets (0.07%)			70,299
Net Assets (100.00%)			$105,458,676

(a)	Aggregate cost for federal income tax purposes is $105,388,377.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b)	Discount Note. Yield to maturity is between 0.00% - 0.13%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (98.89%)

Basic Materials (3.07%)
Air Products & Chemicals, Inc.	1,615	$252,166
Airgas, Inc.	499	58,493
Alcoa, Inc.	7,435	109,964
Allegheny Technologies, Inc.	854	28,746
CF Industries Holdings, Inc.	475	145,459
Dow Chemical Co.	8,728	429,767
Eastman Chemical Co.	1,048	78,034
Ecolab, Inc.	1,937	223,801
EI Du Pont de Nemours & Co.	6,896	536,854
FMC Corp.	1,102	69,878
Freeport-McMoRan, Inc.	6,887	148,966
Int'l. Flavors & Fragrance, Inc.	683	83,278
International Paper Co.	3,175	179,102
LyondellBasell Industries NV	3,332	286,252
MeadWestvaco Corp.	1,277	67,758
Monsanto Co.	3,890	468,471
Newmont Mining Corp.	3,766	99,159
Nucor Corp.	2,404	113,060
PPG Industries, Inc.	1,051	247,384
Praxair, Inc.	2,168	277,287
Sherwin Williams Co.	628	179,106
Sigma-Aldrich Corp.	928	128,120
Mosaic Co./The	2,068	110,142
United States Steel Corp.	1,093	26,177
Veritiv Corp.*	60	3,039
Total Basic Materials		4,350,463

Communications (11.81%)
Amazon.Com, Inc.*	2,799	1,064,068
AT&T, Inc.	40,436	1,397,468
Cablevision Systems Corp.	1,680	31,550
CBS Corp.	4,379	258,799
CenturyLink, Inc.	4,581	173,437
Cisco Systems, Inc.	39,132	1,154,785
Comcast Corp.	19,592	1,163,373
Corning, Inc.	11,057	269,791
DIRECTV*	4,220	373,892
Discovery Communications, Inc.*	1,878	60,659
Discovery Communications, Inc. Class C*	1,878	57,298
EBay, Inc.*	8,321	481,869
Expedia, Inc.	689	63,216
F5 Networks, Inc.*	602	71,105
Facebook, Inc. Cl A*	12,854	1,015,080
Gannett Co. Inc.	1,702	60,251
Google, Inc. Cl A*	2,080	1,170,270
Google, Inc.*	2,080	1,161,472
Graham Holdings Co.	47	46,360
Harris Corp.	833	64,707
Interpublic Group Co.'s Inc.	3,241	72,274
Juniper Networks, Inc.	3,874	92,627
Keysight Technologies, Inc.*	1,316	49,403
Motorola Solutions, Inc.	2,139	145,324
Netflix, Inc.*	413	196,138
News Corp.*	3,745	64,695
Nielsen NV	1,879	84,950
Omnicom Group, Inc.	1,982	157,648
Priceline Group, Inc.*	361	$446,730
Scripps Networks Interactive	635	45,911
Symantec Corp.	5,172	130,128
Time Warner Cable, Inc.	2,282	351,542
Time Warner, Inc.	7,045	576,704
TripAdvisor, Inc.*	850	75,863
Twenty-First Century Fox, Inc.	14,980	524,300
VeriSign, Inc.*	1,159	74,199
Verizon Communications, Inc.	31,159	1,540,811
Viacom, Inc.	3,483	243,601
Walt Disney Co.	13,185	1,372,295
Windstream Holdings, Inc.	4,013	31,663
Yahoo! Inc.*	7,670	339,628
Total Communications		16,755,884

Consumer, Cyclical (9.91%)
AutoNation, Inc.*	284	17,466
AutoZone, Inc.*	275	176,737
Bed Bath & Beyond, Inc.*	1,720	128,415
Best Buy Co. Inc.	1,956	74,524
BorgWarner, Inc.	1,664	102,269
Carmax, Inc.*	1,689	113,349
Carnival Corp.	3,334	146,663
Chipotle Mexican Grill, Inc. Class A*	234	155,603
Coach, Inc.	2,156	93,894
Costco Wholesale Corp.	3,160	464,394
CVS Caremark Corp.	9,065	941,582
Darden Resturants, Inc.	933	59,712
Delphi Automotive PLC	2,173	171,319
Delta Air Lines, Inc.	6,380	284,038
Dollar General Corp.*	1,932	140,302
Dollar Tree, Inc.*	1,728	137,687
Fastenal Co.	2,014	83,682
Ford Motor Co.	27,615	451,229
Fossil Group, Inc.*	377	32,426
GameStop Corp. Cl A	908	33,569
Gap, Inc.	2,194	91,270
Genuine Parts Company	1,170	112,414
Goodyear Tire & Rubber Co.	1,847	49,370
Harley Davidson, Inc.	1,765	112,201
Harman International Ind. Inc.	529	72,997
Hasbro, Inc.	950	59,199
Home Depot, Inc.	11,091	1,272,689
Johnson Controls, Inc.	5,136	260,960
Kohls Corp.	1,587	117,121
L Brands, Inc.	1,787	164,154
Lennar Corp.	1,300	65,273
Lowe's Cos. Inc.	8,392	621,763
Macy's, Inc.	2,961	188,675
Marriott International, Inc./DE	1,935	160,799
Mattel, Inc.	2,508	66,011
McDonald's Corp.	7,400	731,860
Michael Kors Holdings Ltd.*	1,328	89,520
Mohawk Industries, Inc.*	459	84,617
Newell Rubbermaid, Inc.	2,365	92,921
NIKE, Inc.	5,334	518,038
Nordstrom, Inc.	1,123	90,323
O'Reilly Automotive, Inc.*	874	181,906
PACCAR, Inc.	2,601	166,594
PetSmart, Inc.	796	$65,996
PulteGroup, Inc.	2,804	63,258
PVH Corp.	574	61,148
Ralph Lauren Corp.	449	61,697
Ross Stores, Inc.	1,661	175,750
Southwest Airlines Co.	5,662	244,825
Staples, Inc.	5,524	92,610
Starbucks Corp.	5,474	511,737
Starwood Hotels/Resorts Worldwide	1,427	114,631
Target Corp.	4,818	370,167
Tiffany & Co.	950	83,809
TJX Cos. Inc.	5,416	371,754
Tractor Supply Co.	1,050	92,526
Under Armour, Inc. Cl A*	1,210	93,182
Urban Outfitters, Inc.*	803	31,285
VF Corp.	2,588	198,396
Walgreens Boots Alliance, Inc.	6,346	527,226
Wal-Mart Stores, Inc.	12,426	1,042,914
Whirlpool Corp.	570	120,812
WW Grainger, Inc.	441	104,477
Wyndham Worldwide Corp.	1,139	104,196
Wynn Resorts Ltd.	526	74,955
Yum! Brands, Inc.	3,354	272,043
Total Consumer, Cyclical		14,058,929

Consumer, Non-Cyclical (23.04%)
Abbott Laboratories	11,424	541,155
AbbVie, Inc.	11,424	691,152
Actavis PLC*	1,289	375,563
Aetna, Inc.	2,841	282,822
Alexion Pharmaceuticals, Inc.*	1,383	249,452
Allergan, Inc./United States	2,212	514,821
Alliance Data Systems Corp.*	400	111,404
Altria Group, Inc.	14,863	836,638
Amerisource Bergen Corp.	1,851	190,209
Amgen, Inc.	5,671	894,430
Anthem, Inc.	2,432	356,166
Archer-Daniels-Midland Co.	4,902	234,708
Automatic Data Processing, Inc	3,564	316,626
Avery Dennison Corp.	891	47,713
Avon Products, Inc.	3,259	27,734
Baxter International, Inc.	4,026	278,398
Becton Dickinson and Co.	1,468	215,385
Biogen Idec, Inc.*	1,739	712,277
Boston Scientific Corp.*	11,526	194,789
Bristol-Myers Squibb Co.	12,265	747,184
Brown-Forman Corp.	1,081	99,117
Campbell Soup Co.	1,449	67,509
Cardinal Health, Inc.	2,511	220,943
CareFusion Corp.*	1,546	92,884
CDK Global, Inc.	1,188	55,634
Celgene Corp.*	6,376	774,875
Cigna Corp.	2,081	253,112
Cintas Corp.	801	66,867
Clorox Co.	943	102,448
Coca-Cola Co.	28,487	1,233,487
Coca-Cola Enterprises, Inc.	2,036	94,063
Colgate-Palmolive Co.	6,558	464,438
Conagra Foods, Inc.	2,987	104,485
Constellation Brands, Inc.*	1,083	124,242
CR Bard, Inc.	610	103,175

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
DaVita HealthCare Partners, Inc.*	1,224	$91,310
DENTSPLY International, Inc.	1,160	61,492
Dr Pepper Snapple Group, Inc.	1,620	127,640
Edwards Lifesciences Corp.*	858	114,131
Eli Lilly & Co.	7,419	520,591
Equifax, Inc.	870	81,232
Estee Lauder Cos. Inc.	1,800	148,806
Express Scripts Holding Co.*	5,973	506,451
General Mills, Inc.	4,683	251,899
Gilead Sciences, Inc.*	11,004	1,139,244
H&R Block, Inc.	1,994	68,095
Halyard Health, Inc.*	365	16,805
Hershey Co.	1,114	115,611
Hormel Foods Corp.	1,064	62,255
Hospira, Inc.*	1,350	118,179
Humana, Inc.	1,191	195,777
Intuitive Surgical, Inc.*	285	142,500
Iron Mountain, Inc.	1,369	50,311
JM Smucker Co.	823	94,933
Johnson & Johnson	20,958	2,148,398
Kellogg Co.	1,816	117,096
Keurig Green Mountain, Inc.	971	123,880
Kimberly-Clark Corp.	2,926	320,865
Kraft Foods Group, Inc.	4,282	274,305
Kroger Co.	4,007	285,098
Laboratory Corp of America Holdings*	705	86,736
Lorillard, Inc.	2,883	197,255
Mastercard, Inc. Cl A	7,720	695,804
Mccormick & Co. Inc./MD	975	73,496
Mcgraw Hill Financial, Inc.	2,019	208,159
McKesson Corp.	1,736	397,023
Mead Johnson Nutrition Co. Cl A	1,560	163,426
Medtronic PLC	10,936	848,524
Merck & Co. Inc.	22,116	1,294,671
Molson Coors Brewing Co.	1,200	91,068
Mondelez International, Inc. Cl A	12,847	474,504
Monster Beverage Corp.*	1,129	159,324
Moody's Corp.	1,498	145,216
Mylan, Inc./PA*	3,101	177,765
Patterson Cos, Inc.	758	37,957
PepsiCo, Inc.	11,411	1,129,461
Perrigo Co. PLC	677	104,576
Pfizer, Inc.	49,235	1,689,745
Philip Morris Int'l, Inc.	12,281	1,018,832
Procter & Gamble Co.	20,266	1,725,245
Quanta Services, Inc.*	1,601	46,077
Quest Diagnostics, Inc.	1,168	81,924
Regeneron Pharmaceuticals, Inc.*	562	232,578
Reynolds American, Inc.	2,525	190,941
Robert Half International, Inc.	1,032	63,943
St. Jude Medical, Inc.	2,310	154,031
Stryker Corp.	2,155	204,186
Sysco Corp.	4,516	176,079
Tenet Healthcare Corp.*	766	35,466
ADT Corp.	1,732	67,929
Total System Services, Inc.	1,190	45,458
Tyson Foods, Inc.	2,328	96,170
UnitedHealth Group, Inc.	7,592	$862,679
Varian Medical Systems, Inc.*	875	81,349
Vertex Pharmaceuticals, Inc.*	1,731	206,733
Western Union Co.	4,688	91,510
Whole Foods Market, Inc.	2,358	133,203
Zimmer Holdings, Inc.	1,338	161,082
Zoetis, Inc. Class A	3,718	171,363
Total Consumer, Non-Cyclical		32,674,297

Energy (7.84%)
Anadarko Petroleum Corp.	3,750	315,863
Apache Corp.	2,792	183,825
Baker Hughes, Inc.	3,384	211,534
Cabot Oil & Gas Corp.	3,164	91,756
Cameron International Corp.*	1,865	87,804
Chesapeake Energy Corp.	3,818	63,684
Chevron Corp. (c)	14,364	1,532,352
ConocoPhillips	8,936	582,627
Denbury Resources, Inc.	2,835	23,814
Devon Energy Corp.	2,767	170,420
Diamond Offshore Drilling, Inc.	576	17,528
Ensco PLC	1,707	41,770
EOG Resources, Inc.	3,850	345,422
EQT Corp.	1,085	86,594
Exxon Mobil Corp. (c)	32,991	2,921,022
FMC Technologies, Inc.*	1,793	71,594
Halliburton Co.	6,883	295,556
Helmerich & Payne, Inc.	805	53,983
Hess Corp.	2,293	172,158
Kinder Morgan Inc.	4,655	190,902
Marathon Oil Corp.	5,187	144,510
Marathon Petroleum Corp.	2,489	261,345
Murphy Oil Corp.	1,357	69,058
Nabors Industries Ltd.	2,404	30,795
National Oilwell Varco, Inc.	3,192	173,485
Newfield Exploration Co.*	988	32,634
Noble Corp. PLC	1,885	31,366
Noble Energy, Inc.	2,616	123,554
Occidental Petroleum Corp.	5,892	458,869
ONEOK, Inc.	1,546	68,426
Paragon Offshore	628	1,294
Phillips 66	4,612	361,858
Pioneer Natural Resources Co.	880	134,218
QEP Resources, Inc.	1,500	32,220
Range Resources Corp.	1,202	59,547
Rowan Cos PLC	921	19,903
Schlumberger Ltd.	9,690	815,510
Seventy Seven Energy, Inc.*	272	1,306
Southwestern Energy Co.*	2,561	64,230
Spectra Energy Corp.	4,856	172,339
Tesoro Corp.	1,028	94,412
Transocean Ltd.	2,519	40,631
Valero Energy Corp.	4,032	248,734
Williams Cos. Inc.	4,450	218,228
Total Energy		11,118,680

Financial (16.05%)
ACE Ltd.	2,500	285,025
Aflac, Inc.	3,445	214,451
Allstate Corp.	3,620	255,572
American Express Co.	7,257	592,099
American Int'l Group, Inc.	10,870	601,437
American Tower Corp.	2,860	$283,540
Ameriprise Financial, Inc.	1,612	215,412
Aon PLC	2,362	237,050
Apartment Invstmt & Mgmt Co.	1,070	40,318
Assurant, Inc.	596	36,517
AvalonBay Communities, Inc.	686	115,481
Bank of America Corp.	77,978	1,232,832
Bank of New York Mellon Corp.	8,692	340,205
BB&T Corp.	5,247	199,648
Berkshire Hathaway, Inc.*	13,493	1,989,003
Blackrock, Inc. Class A	941	349,506
Boston Properties, Inc.	1,078	148,128
Capital One Financial Corp.	4,021	316,493
CBRE Group, Inc. Cl A*	2,058	70,507
Charles Schwab Corp.	7,272	213,360
Chubb Corp.	1,969	197,786
Cincinnati Financial Corp.	1,179	62,204
Citigroup, Inc.	22,616	1,185,531
CME Group, Inc./IL Cl A	2,250	215,843
Comerica, Inc.	1,331	60,933
Crown Castle International Corp.	2,156	186,084
Discover Financial Services	3,788	230,992
E*Trade Financial Corp.*	1,181	30,747
Essex Property Trust, Inc.	463	102,985
Equity Residential	2,164	166,693
Fifth Third Bancorp	6,069	117,496
Franklin Resources, Inc.	3,105	167,142
General Growth Properties, Inc.	4,119	119,492
Genworth Financial, Inc.-Cl A*	3,728	28,892
Goldman Sachs Group, Inc.	3,315	629,154
Hartford Fin'l. Svcs Grp. Inc	2,922	119,685
HCP, Inc.	3,020	127,927
Health Care REIT, Inc.	1,873	144,427
Host Hotels & Resorts, Inc.	5,173	108,633
Hudson City Bancorp, Inc.	3,497	34,131
Huntington Bancshares, Inc./OH	5,456	59,689
Intercontinental Exchange, Inc.	849	199,821
Invesco Ltd.	3,410	137,321
JPMorgan Chase & Co.	27,735	1,699,601
KeyCorp	6,704	93,387
Kimco Realty Corp.	2,994	78,682
Leucadia National Corp.	1,447	34,337
Lincoln National Corp.	2,305	132,860
Loews Corp.	2,394	98,178
M&T Bank Corp.	918	111,078
Marsh & McLennan Co.'s, Inc.	4,025	228,982
MetLife, Inc.	7,704	391,594
Morgan Stanley	10,374	371,285
Northern Trust Corp.	1,610	112,426
People's United Financial, Inc.	2,887	43,680
Plum Creek Timber Co. Inc.	1,188	51,607
PNC Financial Services Group, Inc.	3,945	362,782
Navient Corp.	3,621	77,489
Principal Financial Group, Inc.	2,041	104,438
Progressive Corp.	4,123	109,878

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Prologis, Inc.	3,315	$141,584
Prudential Financial, Inc.	3,541	286,290
Public Storage	1,035	204,123
Regions Financial Corp.	9,066	87,124
Simon Property Group, Inc.	2,175	414,033
State Street Corp.	3,525	262,436
SunTrust Banks, Inc.	3,809	156,169
T. Rowe Price Group, Inc.	1,965	162,309
Macerich Co.	1,011	84,570
Nasdaq OMX Group, Inc.	1,127	56,530
Torchmark Corp.	1,176	62,622
Travelers Cos, Inc	2,855	306,741
Unum Group	2,266	76,047
Urban Edge Properties*	622	14,891
US Bancorp/MN	13,884	619,365
Ventas, Inc.	2,081	154,972
Visa, Inc. Class A	3,845	1,043,187
Vornado Realty Trust	1,244	136,890
Wells Fargo & Co. (c)	36,145	1,980,387
Weyerhaeuser Co.	3,870	135,876
XL Group PLC	2,249	81,414
Zions Bancorporation	1,054	28,179
Total Financial		22,768,215

Industrial (10.37%)
3M Co.	4,679	789,113
Agilent Technologies, Inc.	2,633	111,139
Allegion PLC	703	40,584
AMETEK, Inc.	1,816	96,502
Amphenol Corp.	2,372	133,923
Ball Corp.	1,134	81,319
Bemis Co. Inc.	906	44,213
Boeing Co.	4,978	750,931
Caterpillar, Inc.	4,752	393,941
C H Robinson Worldwide, Inc.	1,280	95,104
CSX Corp.	7,645	262,300
Cummins, Inc.	1,302	185,183
Danaher Corp.	4,166	363,608
Deere & Co.	2,919	264,461
Dover Corp.	1,334	96,115
Eaton Corp. PLC	3,484	247,399
Emerson Electric Co.	5,336	309,061
Expeditors Int'l of Washington	1,549	74,817
FedEx Corp.	2,148	380,153
FLIR Systems, Inc.	1,158	37,380
Flowserve Corp.	1,128	70,083
Fluor Corp.	1,298	75,284
Garmin Ltd.	806	40,002
General Dynamics Corp.	2,440	338,623
General Electric Co.	76,880	1,998,110
Honeywell International, Inc.	5,633	578,960
Illinois Tool Works, Inc.	3,173	313,683
Ingersoll-Rand PLC	2,109	141,704
Jabil Circuit, Inc.	1,699	37,327
Joy Global, Inc.	784	34,747
Kansas Cty Southern	811	93,946
L3 Communications Holdings, Inc.	719	93,060
Leggett & Platt, Inc.	1,017	45,816
Lockheed Martin Corp.	1,981	396,299
Masco Corp.	2,627	68,801
Norfolk Southern Corp.	2,398	261,766
Northrop Grumman Corp.	1,818	301,261
Owens-Illinois, Inc.*	1,395	$36,493
Pall Corp.	838	84,479
Parker Hannifin Corp.	1,096	134,468
Pentair PLC	1,542	102,497
PerkinElmer, Inc.	1,021	47,987
Precision Castparts Corp.	1,073	232,090
Raytheon Co.	2,443	265,725
Republic Services, Inc.	2,203	90,147
Rockwell Automation, Inc.	1,085	126,988
Rockwell Collins, Inc.	1,079	96,117
Roper Industies, Inc.	694	116,294
Ryder System, Inc.	477	44,833
Sealed Air Corp.	1,582	74,560
Snap-On, Inc.	424	62,426
Stanley Black & Decker, Inc.	1,237	121,647
Stericycle, Inc.*	642	86,651
TE Connectivity Ltd.	3,236	233,413
Textron, Inc.	2,069	91,677
Thermo Fisher Scientific, Inc.	2,658	345,540
Tyco International PLC	3,464	146,250
Union Pacific Corp.	6,976	838,934
United Parcel Service, Inc. Class B	5,289	538,050
United Technologies Corp.	6,172	752,429
Vulcan Materials Co.	956	79,348
Waste Management, Inc.	3,352	182,617
Waters Corp.*	682	82,099
Xylem, Inc.	1,498	53,479
Total Industrial		14,713,956

Technology (13.92%)
Accenture PLC Class A	4,670	420,440
Adobe Systems, Inc.*	3,587	283,732
Akamai Technologies, Inc.*	1,400	97,314
Altera Corp.	2,432	90,008
Analog Devices, Inc.	2,227	130,369
Apple, Inc. (c)	47,292	6,075,130
Applied Materials, Inc.	9,105	228,080
Autodesk, Inc.*	1,669	107,217
Avago Technologies Ltd.	1,878	239,670
Broadcom Corp.	3,543	160,250
CA, Inc.	2,646	86,048
Cerner Corp.*	2,120	152,767
Citrix Systems, Inc.*	1,348	85,834
Cognizant Technology Solutions Cl A*	4,408	275,434
Computer Sciences Corp.	1,256	89,076
Dun & Bradstreet Corp.	396	52,462
Electronic Arts, Inc.*	2,629	150,326
EMC Corp./MA	14,917	431,698
Fidelity National Information	1,851	125,109
First Solar, Inc.*	370	22,106
Fiserv, Inc.*	2,114	165,040
Hewlett Packard Co.	14,359	500,268
Intel Corp.	36,299	1,206,942
Int'l Business Machines Corp.	7,714	1,249,205
Intuit, Inc.	2,031	198,287
KLA-Tencor Corp.	1,304	84,701
Lam Research Corp.	1,341	110,579
Linear Technology Corp.	1,694	81,625
Microchip Technology, Inc.	1,401	71,829
Micron Technology, Inc.*	6,485	198,895
Microsoft Corp.	56,836	2,492,259
NetApp, Inc.	2,586	$99,949
NVIDIA Corp.	4,572	100,858
Oracle Corp.	27,191	1,191,510
Paychex, Inc.	2,454	122,295
Pitney Bowes, Inc.	1,820	42,169
QUALCOMM, Inc.	12,533	908,768
Red Hat, Inc.*	1,433	99,049
Salesforce.com, Inc.*	3,760	260,869
Sandisk Corp.	1,741	139,158
Seagate Technology PLC	2,601	158,973
Teradata Corp.*	1,256	55,917
Texas Instruments, Inc.	8,319	489,157
Western Digital Corp.	1,637	175,126
Xerox Corp.	10,310	140,732
Xilinx, Inc.	2,112	89,485
Total Technology		19,736,715

Utilities (2.87%)
AES Corp./VA	4,674	60,622
AGL Resources, Inc.	850	41,744
Ameren Corp.	1,808	76,677
American Electric Power, Inc.	3,645	209,879
California Resources Corp.*	2,356	16,869
Centerpoint Energy, Inc.	2,979	61,933
CMS Energy Corp.	2,062	72,438
CONSOL Energy, Inc.	1,500	48,300
Consolidated Edison, Inc.	2,227	140,613
Dominion Resources, Inc./VA	4,251	306,455
DTE Energy Co.	1,258	103,194
Duke Energy Corp.	5,180	406,886
Edison International	2,433	156,320
Entergy Corp.	1,304	103,681
Eversource Energy	2,274	117,680
Exelon Corp.	6,183	209,727
FirstEnergy Corp.	3,123	109,243
Integrys Energy Group, Inc.	615	45,959
NextEra Energy, Inc.	3,154	326,313
NiSource, Inc.	2,050	87,966
NRG Energy, Inc.	1,956	46,905
Pepco Holdings, Inc.	1,700	46,138
PG&E Corp.	2,830	152,056
Pinnacle West Capital Corp.	806	51,648
PPL Corp.	4,208	143,493
Public Service Enterprise, Inc.	3,861	162,394
SCANA Corp.	845	48,123
Sempra Energy	1,653	178,855
Southern Co.	6,412	293,605
TECO Energy, Inc.	1,498	29,406
Wisconsin Energy Corp.	1,695	86,411
Xcel Energy, Inc.	3,728	131,524
Total Utilities		4,073,057

Total Common Stock (Cost $61,509,941)		140,250,196

Right/Warrant (0%)
Safeway, Inc. CVR-Non Tradable (Casa Ley)	1,746	829
Safeway, Inc. CVR-Non Tradable (PDC)	1,746	87
Total Right/Warrant (Cost $2,009)		916

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Total Investments (Cost $61,511,950) (a) (98.89%)		$140,251,112
Other Net Assets (1.11%)		1,575,532
Net Assets (100.00%)		$141,826,644

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $61,977,904.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$81,352,258
Unrealized depreciation	(3,079,050)
Net unrealized appreciation	$78,273,208

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b)	Futures contracts at February 28, 2015:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-mini	Notional Value	Unrealized Appreciation
15 / MAR 2015 / Long / CME	$1,577,100	$43,400

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (99.86%)

Basic Materials (4.70%)
Albemarle Corp.	10,773	$609,429
Ashland, Inc.	6,113	780,141
Cabot Corp.	6,690	301,853
Carpenter Technology Corp.	4,953	209,809
Cliffs Natural Resources, Inc.	14,676	100,384
Commercial Metals Co.	12,146	182,797
Compass Minerals International	3,460	313,718
Cytec Industries, Inc.	6,904	362,667
Domtar Corp.	6,701	302,885
Minerals Technologies, Inc.	3,557	260,479
NewMarket Corp.	1,020	480,522
Olin Corp.	8,099	227,096
PolyOne Corp.	8,709	346,096
Reliance Steel & Aluminum Co.	7,479	426,378
Royal Gold, Inc.	6,245	450,265
RPM International, Inc.	12,787	646,382
Sensient Technologies Corp.	4,970	316,142
Steel Dynamics, Inc.	23,032	419,643
United States Steel Corp.	13,937	333,791
Valspar Corp.	7,303	632,805
Total Basic Materials		7,703,282

Communications (4.84%)
AMC Networks, Inc.*	5,664	407,921
AOL, Inc.*	8,110	328,779
ARRIS Group, Inc.*	12,621	370,805
Ciena Corp.*	11,260	235,559
Equinix Inc. (c)	5,250	1,176,919
FactSet Research Systems, Inc.	3,719	578,490
Fortinet, Inc.*	13,266	445,870
Graham Holdings Co.	421	415,266
InterDigital, Inc.	3,831	202,545
JDS Uniphase Corp.*	23,714	326,542
John Wiley & Sons, Inc.	4,836	312,696
Keysight Technologies, Inc.*	16,046	602,367
Lamar Advertising Co.	7,679	446,150
Meredith Corp.	3,759	201,633
Neustar, Inc. - Class A*	5,782	153,339
New York Times Co.	14,132	197,707
Plantronics, Inc.	4,417	222,793
Polycom, Inc.*	14,123	195,180
Rackspace Hosting, Inc.*	11,802	586,205
Telephone & Date Systems, Inc.	10,202	259,539
Time, Inc.	11,230	266,151
Total Communications		7,932,456

Consumer, Cyclical (13.96%)
Abercrombie & Fitch Co.	7,357	182,012
Advanced Auto Parts, Inc. (c)	6,993	1,083,425
Alaska Air Group, Inc.	12,604	802,245
American Eagle Outfitters, Inc.	18,564	277,903
ANN, Inc.*	4,715	169,316
Arrow Electronics, Inc.*	9,599	594,754
Ascena Retail Group, Inc.*	13,851	185,603
Big Lots, Inc.	5,120	244,275
Brinker International, Inc.	6,088	361,992
Brunswick Corp.	8,905	$483,007
Cabela's, Inc.- Cl A*	4,908	267,192
Carter's, Inc.	5,068	449,886
Cheesecake Factory, Inc.	4,749	225,672
Chico's FAS, Inc.	15,751	287,141
Church & Dwight Co. Inc. (c)	12,816	1,091,154
Cinemark Holdings, Inc.	9,976	406,223
Copart, Inc.*	10,892	407,579
CST Brands, Inc.	6,833	284,458
Dana Holding Corp.	16,229	354,604
Deckers Outdoor Corp.*	3,569	264,963
Dick's Sporting Goods, Inc.	9,398	508,338
Domino's Pizza, Inc.	5,269	534,962
Dreamworks Animation SKG, Inc. Cl A*	7,419	158,841
Foot Locker, Inc.	14,074	790,537
Guess? Inc.	6,504	117,787
Hanesbrands, Inc.	9,894	1,261,881
Herman Miller, Inc.	6,124	189,660
HNI Corp.	4,649	237,099
HSN, Inc.	3,343	225,887
Ingram Micro, Inc.*	14,938	369,118
International Game Technology	23,701	422,826
International Speedway Corp. Class A	2,678	83,098
JC Penney Co. Inc.*	31,426	267,121
JetBlue Airways Corp.*	23,748	408,228
Kate Spade & Co.*	12,177	419,498
KB Home	8,723	121,686
Life Time Fitness, Inc.*	3,708	214,322
LKQ Corp.*	29,031	713,437
MDC Holdings, Inc.	3,741	101,680
MSC Industrial Direct Co. Inc.	4,839	353,199
NVR, Inc.*	385	512,820
Office Depot, Inc.*	46,441	435,152
Oshkosh Corp.	7,645	373,000
Owens & Minor, Inc.	6,501	231,826
Panera Bread Co.*	2,454	396,149
Polaris Industries, Inc.	5,852	897,287
Signet Jewelers Ltd.	7,681	920,798
Tempur Sealy International, Inc.*	6,278	361,048
Thor Industries, Inc.	4,449	274,325
Toll Brothers, Inc.*	15,510	594,188
Vista Outdoor, Inc.*	6,584	287,457
Watsco, Inc.	2,811	329,562
Wendy's Co.	28,361	314,523
Williams Sonoma, Inc.	8,204	660,012
World Fuel Services Corp.	6,903	377,939
Total Consumer, Cyclical		22,888,695

Consumer, Non-Cyclical (17.60%)
Aaron's Inc.	6,634	197,760
Align Technology, Inc.*	6,922	396,977
Akorn, Inc.*	7,128	383,558
Apollo Education Group, Inc. Class A*	10,066	278,325
Aqua America, Inc.	16,922	447,418
Bio-Rad Laboratories, Inc.*	2,113	268,731
Boston Beer Co. Inc.*	851	227,728
CDK Global, Inc.	15,388	720,620
Centene Corp.*	11,241	690,872
Charles River Laboratories*	4,812	$368,936
Community Health Systems, Inc.*	11,140	540,513
Convergys Corp.	10,423	232,954
Cooper Cos, Inc.	4,782	784,105
CoreLogic, Inc.*	8,597	286,624
Corporate Executive Board Co.	3,477	271,936
Dean Foods Co.	9,667	155,832
Deluxe Corp.	5,133	341,601
DeVry Education Group, Inc.	5,910	216,011
Flowers Foods, Inc.	17,698	382,985
FTI Consulting, Inc.*	4,461	164,477
Gartner, Inc.*	8,719	724,636
Global Payments, Inc.	6,479	595,161
Hain Celestial Group, Inc.*	9,668	604,540
Halyard Health, Inc.*	4,818	221,821
Health Net, Inc.*	7,718	442,627
Henry Schein, Inc.* (c)	8,068	1,129,921
Hill-Rom Holdings, Inc.	5,915	283,447
HMS Holdings Corp.*	9,043	158,614
Hologic, Inc.*	24,014	777,573
IDEXX Laboratories, Inc.*	4,568	716,399
Ingredion, Inc.	6,884	565,934
Jarden Corp.*	17,140	909,620
Laboratory Corp of America Holdings*	-	57
Lancaster Colony Corp.	2,001	182,891
Leidos Holdings, Inc.	6,411	288,623
Lifepoint Hospitals, Inc.*	4,653	334,830
Live Nation Entertainment, Inc.*	13,841	354,191
Manpowergroup, Inc.	7,581	609,967
MEDNAX, Inc.*	9,620	687,541
Omnicare, Inc.	9,377	719,591
Post Holdings, Inc.*	4,823	238,642
Rent-A-Center, Inc.	5,448	150,365
ResMed, Inc.	13,359	859,785
Rollins, Inc.	6,611	221,733
RR Donnelley & Sons Co.	20,054	382,430
Salix Pharmaceuticals Ltd.*	6,104	959,549
Scotts Miracle-Gro Co.	4,332	283,789
SEI Investments Co.	12,496	537,828
Services Corp International	19,892	494,316
Sirona Dental Systems, Inc.*	5,304	481,709
Sotheby's	6,329	278,160
STERIS Corp.	5,692	367,248
SUPERVALU, Inc.*	22,173	219,069
Techne Corp.	3,629	353,936
Teleflex, Inc.	3,967	482,744
Thoratec Corp.*	5,804	236,339
Tootsie Roll Industries, Inc.	1,911	63,025
Towers Watson & Co.	6,700	881,050
Treehouse Foods, Inc.*	4,336	362,316
Tupperware Brands Corp.	4,825	344,505
United Natural Foods, Inc.*	4,779	396,848
United Therapeutics Corp.*	4,551	705,633
VCA, Inc.*	8,059	429,384
WellCare Health Plans, Inc.*	4,206	381,947
WEX, Inc.*	3,714	397,361
WhiteWave Foods Co.*	16,703	683,988
Total Consumer, Non-Cyclical		28,859,646

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Energy (3.55%)
Atwood Oeanics, Inc.	6,341	$196,634
Dresser-Rand Group, Inc.*	7,343	597,647
Dril-Quip, Inc.*	4,000	290,640
Energen Corp.	7,013	453,320
Helix Energy Solutions Group*	10,118	156,222
HollyFrontier Corp. (c)	18,752	824,900
Murphy USA, Inc.*	4,431	314,557
NOW, Inc.*	11,036	234,515
Oceaneering International, Inc.	10,060	548,572
Oil States International, Inc.*	5,094	221,487
Patterson-UTI Energy, Inc.	15,065	281,490
Rosetta Resources, Inc.*	5,890	104,430
Rowan Cos PLC	12,835	277,364
SM Energy Co.	6,457	313,294
Superior Energy Services, Inc.	14,578	326,256
Unit Corp.*	4,812	146,958
Western Refining, Inc.	6,991	329,276
WPX Energy, Inc.*	19,483	210,027
Total Energy		5,827,589

Financial (22.15%)
Alexander & Baldwin, Inc.	4,846	195,924
Alexandria Real Estate Equities	6,898	661,587
Alleghany Corp.*	1,595	753,701
American Campus Communities	10,070	415,589
American Financial Group, Inc.	7,071	445,473
Arthur J Gallagher & Co.	15,460	726,465
Aspen Insurance Holdings Ltd.	5,962	273,358
Associated Banc-Corp	15,965	297,588
BancorpSouth, Inc.	8,709	194,995
Bank of Hawaii Corp.	4,563	274,966
BioMed Realty Trust, Inc.	18,915	420,670
Brown & Brown, Inc.	11,293	362,957
Camden Property Trust	8,277	602,483
Cathay General Bancorp	7,638	197,290
CBOE Holdings, Inc.	8,085	485,343
City National Corp.	4,593	415,069
Commerce Bancshares, Inc.	8,427	349,889
Corporate Office Properties	8,366	245,960
Corrections Corp. Of America	11,158	445,093
Cullen/Frost Bankers, Inc.	5,255	356,289
Duke Realty Corp.	32,737	699,262
East West Bancorp, Inc.	13,752	549,392
Equity One, Inc.	6,724	180,069
Eaton Vance Corp.	11,329	476,951
Everest Re Group Ltd.	4,481	795,064
Extra Space Storage, Inc.	10,587	696,413
Federal Realty Invstment Trust	6,527	927,030
Federated Investors, Inc. Class B	9,840	324,031
First American Financial Corp.	10,276	359,968
First Horizon National Corp.	22,537	322,054
First Niagara Financial Group	36,488	323,284
FirstMerit Corp.	17,046	309,385
Fulton Financial Corp.	19,359	234,244
Hancock Holding Co.	8,439	247,010
Hanover Insurance Group, Inc.	4,542	$319,030
HCC Insurance Holdings, Inc.	9,273	518,175
Highwoods Properties, Inc.	8,743	398,768
Home Properties, Inc.	5,450	363,897
Hospitality Properties Trust	14,360	442,432
International Bancshares Corp.	5,988	148,263
Janus Capital Group, Inc.	15,310	252,309
Jones Lang LaSalle, Inc.	4,294	692,408
Kemper Corp.	5,158	189,814
Kilroy Realty Corp.	8,334	616,466
LaSalle Hotel Properties	10,698	416,366
Liberty Property Trust	14,231	529,678
Mack-Cali Realty Corp.	8,623	162,199
Mercury General Corp.	3,740	203,942
Mid-America Apartment Comm, Inc.	7,209	522,436
National Retail Properties, Inc.	12,882	518,372
New York Community Bancorp, Inc.	42,406	704,364
Old Republic Intl Corp.	23,244	352,379
Omega Healthcare Investors, Inc.	12,220	489,533
PacWest Bancorp	9,275	425,120
Potlatch Corp.	4,184	167,067
Primerica, Inc.	5,087	268,288
Prosperity Bancshares, Inc.	6,183	319,847
Raymond James Financial, Inc.	12,069	689,502
Rayonier, Inc.	13,045	357,563
Realty Income Corp.	21,333	1,067,930
Regency Centers Corp.	8,933	586,273
Reinsurance Group of America	6,581	587,749
RenaissanceRE Holdings Ltd.	3,920	401,918
SLM Corp.	40,540	383,914
Senior Housing Prop Trust	21,006	469,484
Signature Bank*	4,820	594,547
SL Green Realty Corp. (c)	9,246	1,173,591
StanCorp Financial Group, Inc.	4,027	266,426
Stifel Financial Corp.*	6,324	346,365
SVB Financial Group*	4,916	604,176
Synovus Financial Corp.	12,752	356,928
Tanger Factory Outlet Center, Inc.	9,884	350,388
Taubman Centers, Inc.	6,066	438,814
TCF Financial Corp.	16,020	251,354
Trustmark Corp.	6,874	158,446
UDR, Inc.	24,450	780,933
Umpqua Holdings Corp.	22,396	370,430
Urban Edge Properties*	8,363	200,210
Valley National Bancorp	22,192	213,043
Waddell & Reed Financial, Inc. Class A	8,010	396,175
Washington Federal, Inc.	10,259	216,670
Washington Prime Group, Inc.	15,996	277,211
Webster Financial Corp.	9,305	321,302
Weingarten Realty Investors	10,777	390,343
WR Berkley Corp.	9,726	485,425
Total Financial		36,323,109

Industrial (18.47%)
Acuity Brands, Inc	4,154	658,326
AECOM Technology Corp.*	14,194	$426,672
AGCO Corp.	8,018	398,815
AO Smith Corp.	7,206	454,194
AptarGroup, Inc.	6,201	408,460
Avnet, Inc.	13,129	601,439
B/E Aerospace, Inc.*	10,088	640,992
Belden, Inc.	4,101	364,087
Bemis Co. Inc.	9,568	466,918
Carlisle Cos, Inc.	6,147	572,101
CLARCOR, Inc.	4,802	316,020
Clean Harbors, Inc.*	5,336	297,162
Cognex Corp.*	8,942	399,618
Con-way, Inc.	5,929	261,884
Crane Co.	5,107	341,301
Donaldson Co. Inc.	12,233	453,110
Eagle Materials, Inc.	4,815	377,978
Energizer Holdings, Inc.	5,949	796,155
Esterline Technologies Corp.*	3,059	360,503
Exelis, Inc.	17,891	432,962
FEI Co.	3,980	314,380
Fortune Brands Home & Security, Inc.	15,627	723,843
GATX Corp.	4,618	287,471
Genesee & Wyoming, Inc.*	4,903	505,499
Gentex Corp.	28,049	494,223
Graco, Inc.	5,697	431,719
Granite Construction, Inc.	3,874	128,307
Greif, Inc. CL A	3,373	148,412
Harsco Corp.	8,829	145,590
Hubbell, Inc.	5,204	592,215
Huntington Ingalls Industries	4,626	653,793
IDEX Corp.	7,606	587,640
Itron, Inc.*	4,045	147,562
ITT Corp.	8,775	360,389
Jabil Circuit, Inc.	19,156	420,857
JB Hunt Transport Services, Inc.	8,866	758,043
KBR, Inc.	14,971	243,878
Kennametal, Inc.	8,111	283,885
Kirby Corp.*	5,466	421,319
KLX, Inc.*	5,391	215,317
Knowles Corp.*	8,766	167,869
Landstar Systems, Inc.	4,607	323,504
Lennox International, Inc.	4,234	441,437
Lincoln Electric Holdings, Inc.	7,694	531,194
Louisiana-Pacific Corp.*	14,578	245,348
MSA Safety, Inc.	3,239	163,829
Mettler Toledo International*	2,734	858,941
National Instruments Corp.	10,469	326,005
Nordson Corp.	5,621	432,424
OLD Dominion Freight Line, Inc.*	6,521	509,421
Orbital ATK, Inc.	5,677	376,272
Packaging Corp of America	9,425	780,956
Regal-Beloit Corp.	4,281	333,661
Rock-Tenn Co.	13,417	920,937
Silgan Holdings, Inc.	4,510	258,919
Sonoco Products Co.	9,701	454,298
SPX Corp.	3,934	350,637
Tech Data Corp.*	3,943	234,609
Teledyne Technologies, Inc.*	3,502	353,107
Terex Corp.	11,360	311,378
Tidewater, Inc.	5,125	144,525

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Timken Co.	7,137	$303,180
TimkenSteel Corp.	3,672	110,380
Trimble Nagivation Ltd.* (c)	25,655	670,622
Trinity Industries, Inc.	14,910	501,274
Triumph Group, Inc.	5,301	316,947
Valmont Industries, Inc.	2,476	308,633
Vishay Intertechnology, Inc.	13,984	199,132
Wabtec Corp.	9,221	874,981
Waste Connections, Inc.	11,891	558,520
Werner Enterprises, Inc.	4,592	147,265
Woodward, Inc.	6,008	291,688
Worthington Industries, Inc.	5,239	141,453
Zebra Technologies Corp. Class A*	4,878	444,142
Total Industrial		30,280,527

Technology (10.12%)
3D Systems Corp.*	10,015	305,157
ACI Worldwide, Inc.*	11,760	233,436
Acxiom Corp.*	8,198	163,960
Advanced Micro Devices, Inc.*	67,000	208,370
Advent Software, Inc.	4,259	188,120
Allscripts Healthcare Solution*	17,459	209,595
ANSYS, Inc.*	9,103	782,585
Atmel Corp.*	43,147	359,846
Broadridge Financial Solutions, Inc.	11,497	611,985
Cadence Design System, Inc.*	28,043	514,729
CommVault Systems, Inc.*	4,391	211,954
Cree, Inc.*	11,057	434,098
Cypress Semiconductor Corp.	15,104	222,784
Diebold, Inc.	6,660	237,762
DST Systems, Inc.	2,807	298,356
Fair Isaac Corp.	3,314	282,088
Fairchild Semiconductor Int'l Class A*	12,384	215,977
Informatica Corp.*	10,411	447,100
Integrated Device Technology*	15,339	316,597
Intersil Corp.	13,351	208,142
IPG Photonics Corp.*	3,654	350,419
Jack Henry & Associates, Inc.	7,834	513,127
Lexmark International, Inc.	6,419	273,835
Mentor Graphics Corp.	9,961	233,685
MSCI, Inc. A	10,732	602,173
NCR Corp.*	16,133	474,472
PTC, Inc.*	11,112	385,086
Qorvo, Inc.*	13,977	970,004
Riverbed Technology, Inc.*	14,859	311,147
Rovi Corp.*	9,765	242,953
Science Applications Intl Corp.	4,168	227,906
Semtech Corp.*	6,943	200,861
Silicon Laboratories, Inc.*	3,776	191,217
Skyworks Soulutions, Inc. (c)	18,265	1,602,753
SolarWinds, Inc.*	6,762	343,036
Solera Holdings, Inc.	6,536	364,317
SunEdison, Inc.*	24,142	534,504
Synopsys, Inc.*	14,928	692,808
Teradyne, Inc.	20,500	396,060
Tyler Technologies, Inc.*	3,386	404,187
Ultimate Software Group, Inc.*	2,718	447,505
VeriFone Systems, Inc.*	10,831	$381,143
Total Technology		16,595,839

Utilities (4.46%)
Alliant Energy Corp.	10,627	675,877
Atmos Energy Corp.	9,617	510,086
Black Hills Corp.	4,587	233,157
California Resources Corp.*	32,149	230,187
Cleco Corp.	6,224	338,772
Great Plains Energy, Inc.	14,740	392,231
Hawaiian Electric Industries	9,825	324,716
IDACORP Inc.	5,182	324,497
MDU Resources Group, Inc.	18,596	414,691
National Fuel Gas Co.	8,065	519,467
OGE Energy Corp.	19,095	620,778
ONE Gas, Inc.	5,500	228,855
Peabody Energy Corp.	27,985	221,082
PNM Resources, Inc.	8,211	234,424
Questar Corp.	16,790	392,550
UGI Corp.	16,518	561,447
Vectren Corp.	7,907	353,048
Westar Energy, Inc.	12,525	486,596
WGL Holdings, Inc.	4,762	254,053
Total Utilities		7,316,514

Total Common Stock (Cost $91,264,032)		163,727,657

Total Investments (Cost $91,264,032) (a) (99.86%)		163,727,657
Other Net Assets (0.14%)		233,224
Net Assets (100.00%)		$163,960,881

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $91,494,415.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$73,640,295
Unrealized depreciation	(1,407,053)
Net unrealized appreciation	$72,233,242

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b)	Futures contracts at February 28, 2015:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Value	Unrealized Appreciation
1 / MAR 2015 / Long / CME	$150,460	$(1,060)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (99.39%)

Basic Materials (4.10%)
AK Steel Holding Corp.*	10,905	$48,200
Aceto Corp.	2,128	45,560
American Vanguard Corp. COM	1,690	19,046
Balchem Corp.	2,418	142,469
Century Aluminum Co.*	4,083	77,455
Clearwater Paper Corp.*	1,654	100,993
Deltic Timber Corp.	890	58,900
Globe Specialty Metals, Inc.	5,105	84,998
Hawkins, Inc.	618	24,096
HB Fuller Co.	3,993	178,487
Innophos Holdings, Inc.	1,783	100,080
Kaiser Aluminum Corp.	1,409	106,450
KapStone Paper and Packaging Corp.	6,415	221,061
Kraton Performance Polymers, Inc.*	2,597	52,407
Materion Corp.	1,549	56,724
Neenah Paper, Inc.	1,306	78,909
OM Group, Inc.	2,552	73,472
PH Glatfelter Co.	3,442	84,329
Quaker Chemical Corp.	1,053	85,483
A Schulman, Inc.	2,273	96,784
Schweitzer-Mauduit Internation, Inc.	2,492	116,675
Stepan Co.	1,428	58,662
Stillwater Mining Co.*	9,544	138,388
US Silica Holdings, Inc.	4,272	138,456
Wausau Paper Corp.	3,969	37,269
Zep, Inc.	1,706	28,371
Total Basic Materials		2,253,724

Communications (3.40%)
Anixter International, Inc.*	2,129	167,957
Atlantic Tele-Network, Inc.	792	54,513
Black Box Corp.	1,103	24,255
Blucora, Inc.*	3,365	49,869
CalAmp Corp.*	2,670	51,131
Cincinnati Bell, Inc.*	16,654	55,791
ComScore, Inc.*	2,564	132,277
Comtech Telecommunications Corp.	1,983	70,872
Dice Holdings, Inc.*	3,715	32,543
8X8, Inc.*	6,124	45,379
EW Scripps Co./The*	2,319	53,476
FTD Cos, Inc.*	1,338	46,562
General Communication, Inc.*	2,942	40,806
Harmonic, Inc.*	8,338	65,120
Harte-Hanks, Inc.	3,096	23,994
HealthStream, Inc.*	1,640	42,443
Ixia*	4,496	51,164
Liquidity Services, Inc.*	1,721	17,003
LogMeIn, Inc.*	1,815	95,651
Lumos Networks Corp.	1,433	24,676
NETGEAR, Inc.*	2,909	93,786
NIC, Inc.	4,493	78,628
NTELOS Holdings Corp.	906	4,095
Perficient, Inc.*	2,489	49,481
Procera Networks, Inc.*	1,380	12,806
QuinStreet, Inc.*	1,826	12,252
Scholastic Corp.	1,985	$73,465
Sizmek, Inc.*	1,808	14,283
Spok Holdings, Inc.	1,400	26,026
Stamps.com, Inc.*	1,100	61,666
Vasco Data Security International, Inc.*	2,046	52,419
ViaSat, Inc.* (c)	3,352	219,021
XO Group, Inc.*	1,600	24,832
Total Communications		1,868,242

Consumer, Cyclical (16.18%)
Allegiant Travel Co.	1,121	205,838
American Woodmark Corp.*	923	48,605
Arctic Cat, Inc.	1,013	36,934
Barnes & Noble, Inc.*	2,792	69,521
Big 5 Sporting Goods Corp.	1,300	16,614
Biglari Holdings, Inc.*	103	44,827
BJ's Restaurants, Inc.*	1,990	103,918
Blue Nile, Inc.*	1,051	31,509
Boyd Gaming Corp.*	6,021	83,150
Brown Shoe Co. Inc.	3,087	92,610
Buckle Inc./The	2,109	106,083
Buffalo Wild Wings, Inc.* (c)	1,500	286,680
Callaway Golf Co.	6,171	55,477
Casey's General Stores, Inc. (c)	3,031	265,970
Cash America International, Inc.	2,136	46,095
Cato Corp.	2,147	95,198
Children's Place, Inc.	1,875	106,856
Christopher & Banks Corp.*	2,906	14,530
Cracker Barrel Old Country Store, Inc.	1,900	286,957
Daktronics, Inc.	2,848	29,135
DTS, Inc.*	1,151	33,920
DineEquity, Inc.	1,291	140,112
Dorman Products, Inc.*	2,417	106,614
Ethan Allen Interiors, Inc.	1,913	51,326
Ezcorp, Inc.*	4,078	42,574
First Cash Financial Services, Inc.*	2,306	111,011
Francesca's Holdings Corp.*	3,184	47,728
Fred's, Inc.	2,610	48,755
G & K Services, Inc.	1,592	114,608
G-III Apparel Group Ltd.*	1,270	133,642
Genesco, Inc.*	1,901	139,590
Group 1 Automotive, Inc.	1,718	139,742
Haverty Furniture Cos, Inc.	1,506	34,713
Hibbett Sports, Inc.*	2,017	98,651
Hilltop Holdings, Inc.*	444	8,258
Iconix Brand Group, Inc.*	5,255	177,461
Interface, Inc.	4,469	90,229
Interval Leisure Group, Inc.	2,925	78,975
iRobot Corp.*	2,156	70,825
Jack In The Box, Inc.	3,444	332,999
JAKKS Pacific, Inc.*	1,604	10,683
Kirkland's, Inc.*	1,134	26,955
La-Z-Boy, Inc.	4,175	104,166
Lithia Motors, Inc.	1,798	169,839
Lumber Liquidators Holdings, Inc.*	2,192	113,677
M/I Homes, Inc.*	1,832	39,883
Marcus Corp.	1,435	27,968
MarineMax, Inc.*	1,746	44,261
Marriott Vacations Worldwide Corp.	2,289	$174,101
Mens Wearhouse, Inc.	3,812	191,324
Meritage Homes Corp.*	2,930	130,414
Monarch Casino & Resort, Inc.*	600	10,920
Movado Group, Inc.	1,360	34,938
Oxford Industries, Inc.	1,152	63,395
Papa John's International, Inc.	2,528	156,332
Pep Boys-Manny Moe & Jack*	3,995	35,476
Perry Ellis International, Inc.*	700	16,520
PetMed Express, Inc.	1,300	20,007
Pinnacle Entertainment, Inc.*	4,723	121,570
Pool Corp.	3,525	243,824
Quiksilver, Inc.*	9,389	19,717
Red Robin Gourmet Burgers, Inc.*	1,127	94,071
Regis Corp.*	3,353	53,782
Ruby Tuesday, Inc.*	4,509	29,669
Ruth's Hospitality Group, Inc.	2,518	38,425
Ryland Group, Inc.	3,717	169,124
ScanSource, Inc.*	2,274	82,683
Scientific Games Corp.*	3,874	52,338
Select Comfort Corp.*	4,369	140,245
Sketchers USA, Inc. - Cl A*	3,163	215,527
SkyWest, Inc.	4,099	59,927
Sonic Automotive, Inc.	2,552	63,111
Sonic Corp.	4,191	133,232
Spartan Motors, Inc.	1,900	9,462
Stage Stores, Inc.	2,706	57,963
Standard Motor Products, Inc.	1,648	69,084
Standard Pacific Corp.*	11,967	104,592
Stein Mart, Inc.	2,099	34,508
Steven Madden Ltd.*	4,639	169,370
Superior Industries International, Inc.	1,678	32,587
Texas Roadhouse, Inc. - Cl A	4,745	178,602
Finish Line, Inc./The	3,854	94,346
Titan International, Inc.	4,028	40,199
Toro Co. (c)	4,500	304,425
Tuesday Morning Corp.*	2,971	56,390
UniFirst Corp./MA	1,214	144,260
United Stationers, Inc.	3,342	134,983
Universal Electronics, Inc.*	1,149	64,930
Vitamin Shoppe, Inc.*	2,435	103,244
VOXX International Corp.*	1,050	9,030
Winnebago Industries, Inc.	2,101	48,764
Wolverine World Wide, Inc.	8,043	245,794
Zumiez, Inc.*	1,661	64,480
Total Consumer, Cyclical		8,883,357

Consumer, Non-Cyclical (18.96%)
Abaxis, Inc.	1,625	98,995
ABIOMED, Inc.*	2,827	171,853
ABM Industries, Inc.	4,145	128,868
Albany Molecular Research, Inc.*	1,488	24,135
Acorda Therapeutics, Inc.*	3,296	111,537
Affymetrix, Inc.*	5,782	67,649
Air Methods Corp.*	2,808	148,796
Akorn, Inc.*	5,721	307,847
Alliance One International, Inc.*	4,676	4,442
Almost Family, Inc.*	422	15,032

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Amedisys, Inc.*	2,589	$78,110
American Public Education, Inc.*	1,343	43,513
American States Water Co.	3,091	124,042
AMN Healthcare Services, Inc.*	3,698	83,427
Amsurg Corp.*	2,591	155,719
Analogic Corp.	900	77,994
Andersons, Inc.	2,002	88,629
Anika Therapeutics, Inc.*	871	34,770
B&G Foods, Inc.	4,280	122,622
Bio-Reference Laboratories, Inc.*	1,853	64,744
Blyth, Inc.	708	5,211
Boston Beer Co. Inc.*	706	188,926
Calavo Growers, Inc.	973	40,817
Cal-Maine Foods, Inc.	2,248	84,592
Cambrex Corp.*	2,432	83,296
Cantel Medical Corp.	2,500	113,500
Capella Education Co.	1,176	76,228
Cardtronics, Inc.*	3,379	123,638
Career Education Corp.*	3,636	19,416
CDI Corp.	1,083	19,927
Centene Corp.*	9,192	564,941
Central Garden and Pet Co.*	3,900	37,752
Chemed Corp.	1,524	177,516
CONMED, Corp.	2,170	111,321
CorVel Corp.*	1,000	35,430
Cross Country Healthcare, Inc.*	1,840	23,846
Cryolife, Inc.	1,813	19,000
Cyberonics, Inc.*	1,926	131,931
Cynosure, Inc. Cl A*	1,336	40,641
Diamond Foods, Inc.*	1,842	49,642
Emergent Biosolutions, Inc.*	2,156	64,615
Ensign Group, Inc.	1,469	64,739
ExlService Holdings, Inc.*	2,315	80,794
Forrester Research, Inc.	996	37,470
Greatbatch, Inc.*	1,966	104,473
Green Dot Corp. Cl A*	2,470	38,310
Haemonetics Corp.*	4,139	184,020
Hanger, Inc.*	2,615	67,702
Healthcare Services Group, Inc.	5,593	187,757
Healthways, Inc.*	2,801	62,686
Heartland Payment Systems, Inc.	2,928	143,560
Heidrick & Struggles International, Inc.	972	23,270
Helen of Troy Ltd.*	2,216	169,790
ICU Medical, Inc.*	981	87,221
Impax Laboratories, Inc.*	5,175	208,501
Insperity, Inc.	1,811	93,810
Integra LifeSciences Holdings Corp.*	1,887	113,239
Inter Parfums, Inc.	1,357	38,580
Invacare, Corp.	2,104	39,913
IPC The Hospitalist Co. Inc.*	1,267	54,785
ITT Educational Services, Inc.*	1,371	10,145
J & J Snack Foods Corp.	1,163	117,684
Kelly Services, Inc.	2,051	35,503
Kindred Healthcare, Inc.	4,812	102,116
Korn/Ferry International*	3,967	121,390
Landauer, Inc.	760	$28,986
Lannett Co. Inc.*	2,208	137,779
LHC Group, Inc.*	1,000	33,800
Ligand Pharmaceuticals, Inc. Class B*	1,569	86,405
Luminex Corp.*	2,720	42,813
Magellan Health, Inc.*	2,257	144,606
Matthews International Corp.	2,180	105,447
MAXIMUS, Inc. (c)	5,413	320,612
Medifast, Inc.*	932	29,488
Meridian Bioscience, Inc.	3,315	65,637
Merit Medical Systems, Inc.*	3,045	59,712
Molina Healthcare, Inc.*	2,131	135,723
Momenta Pharmaceuticals, Inc.*	3,238	44,199
Monro Muffler Brake, Inc.	2,383	150,701
Monster Worldwide, Inc.*	8,505	57,154
Natus Medical, Inc.*	2,086	74,658
Navigant Consulting, Inc.*	3,915	54,771
Neogen Corp.*	2,920	149,358
Nutrisystem, Inc.	2,287	39,359
NuVasive, Inc.*	3,664	167,628
On Assignment, Inc.*	3,705	141,568
Outerwall, Inc.	2,297	148,202
PAREXEL International Corp.* (c)	4,516	291,101
PharMerica Corp.*	2,371	59,275
Prestige Brands Holdings, Inc.*	4,132	159,247
Repligen, Inc.*	2,393	61,524
Resources Connection, Inc.	2,990	52,983
Sanderson Farms, Inc.	1,620	138,040
Seneca Foods Corp.*	660	17,846
Snyder's - Lance, Inc.	3,905	120,469
SpartanNash Co.	3,009	79,889
Spectrum Pharmaceuticals, Inc.*	3,664	22,827
Strayer Education, Inc.*	818	49,792
SurModics, Inc.*	809	19,456
Symmetry Surgical, Inc.*	747	5,528
TeleTech Holdings, Inc.*	1,900	46,170
Medicines Co.*	5,160	148,427
Treehouse Foods, Inc.*	2,911	243,243
TrueBlue Inc.*	3,279	75,450
Universal Technical Institute, Inc.	1,300	12,792
Viad Corp.	1,409	37,423
WD-40 Co.	1,126	91,431
West Pharmaceutical Services, Inc. (c)	5,612	307,089
Total Consumer, Non-Cyclical		10,410,976

Energy (2.20%)
Approach Resources, Inc.*	2,642	20,423
Basic Energy Services, Inc.*	2,136	15,892
C&J Energy Services, Inc.*	3,668	49,995
Carrizo Oil & Gas, Inc.*	3,301	157,096
Comstock Resources, Inc.	3,549	18,455
Contango Oil & Gas Co.*	1,147	26,989
Exterran Holdings, Inc.	4,618	149,946
Flotek Industries, Inc.*	3,643	62,222
Geospace Technologies Corp.*	1,047	19,506
Gulf Island Fabrication, Inc.	900	14,427
Hornbeck Offshore Services, Inc.*	2,592	$54,069
ION Geophysical Corp.*	10,598	24,163
Matrix Service Co.*	1,964	36,530
Newpark Resources, Inc.*	6,584	62,350
Northern Oil and Gas, Inc.*	4,291	36,988
PDC Energy, Inc.*	2,845	147,030
Penn Virginia Corp.*	3,836	25,471
PetroQuest Energy, Inc.*	4,015	11,724
Pioneer Energy Services Corp.*	4,989	26,541
SEACOR Holdings, Inc.*	1,546	112,100
Stone Energy Corp.*	4,371	74,045
Tesco Corp.	2,282	24,258
TETRA Technologies, Inc.*	6,294	37,575
Total Energy		1,207,795

Financial (21.05%)
Acadia Reality Trust	4,460	152,354
Agree Realty Corp.	1,193	39,166
American Assets Trust, Inc.	2,586	106,078
AMERISAFE, Inc.	1,485	61,687
Associated Estates Realty Corp.	4,593	110,002
Bank Mutual Corp.	3,500	25,095
Bank of the Ozarks, Inc.	5,146	188,344
Banner Corp.	1,468	64,093
BBCN Bancorp, Inc.	6,338	87,148
BofI Holding, Inc.*	979	86,544
Boston Private Financial Holdings, Inc.	6,381	80,082
Brookline Bancorp, Inc.	4,990	48,303
Calamos Asset Management, Inc. CL A	1,436	18,338
Capstead Mortgage Corp.	7,205	86,244
Cardinal Financial Corp.	2,277	44,561
CareTrust REIT, Inc.	2,252	28,623
Cedar Realty Trust, Inc.	5,432	40,631
City Holding Co.	1,180	54,457
Columbia Banking System, Inc.	4,091	115,284
Community Bank System, Inc.	3,233	114,836
CoreSite Realty Corp.	1,546	73,342
Cousins Properties, Inc.	14,724	157,989
CVB Financial Corp.	7,507	117,485
DiamondRock Hospitality Co.	15,595	225,816
Dime Community Bancshares, Inc.	2,343	36,457
EastGroup Properties, Inc.	2,466	155,358
Ehealth, Inc.*	1,639	14,915
Employers Holdings, Inc.	3,092	72,940
Encore Capital Group, Inc.*	1,870	74,744
Enova International, Inc.*	1,954	45,118
EPR Properties	4,222	257,584
Evercore Partners, Inc.-Cl A	2,768	141,805
FNB Corp./PA	13,218	169,587
Financial Engines, Inc.	4,069	163,981
First BanCorp/Puerto Rico*	7,476	49,267
First Commonwealth Financial Corp.	7,457	63,235
First Financial Bancorp	4,588	79,969
First Financial Bankshares, Inc.	4,850	127,410

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
First Midwest Bancorp, Inc./IL	6,005	$102,686
Forestar Group, Inc.*	2,556	36,755
Franklin Street Properties Corp.	6,954	87,829
FXCM, Inc. CL A	3,029	6,391
Geo Group, Inc./The	5,752	248,199
Getty Realty Corp.	2,131	38,443
Glacier Bancorp, Inc.	5,938	144,234
Government Properties Income Trust	4,366	102,121
Hanmi Financial Corporation	2,533	49,976
HCI Group, Inc.	756	35,774
Healthcare Realty Trust, Inc.	7,658	218,559
HFF, Inc. Cl A	2,644	94,074
Higher one Holdings, Inc.*	2,333	7,699
Home Bancshares, Inc.	3,793	120,048
Horace Mann Educators Corp.	3,236	104,296
Independent Bank Corp.	1,897	79,333
Infinity Property & Casualty Corp.	917	71,113
Inland Real Estate Corp.	6,298	67,389
Interactive Brokers Group, Inc. CL A	3,759	119,799
Investment Technology Group, Inc.*	2,751	61,953
Kite Realty Group Trust	2,610	73,915
Legacy Texas Financial Group	2,868	65,964
Lexington Realty Trust	16,277	176,280
LTC Properties, Inc.	2,776	123,893
MarketAxess Holdings, Inc.	3,015	239,964
MB Financial, Inc.	5,061	157,853
Meadowbrook Insurance Group, Inc.	3,842	32,119
Medical Properties Trust, Inc.	13,583	205,647
National Penn Bancshares, Inc.	8,667	92,997
Navigators Group, Inc.*	800	59,768
NBT Bancorp, Inc.	3,500	84,035
Northwest Bancshares, Inc.	7,350	86,840
Old National Bancorp	8,421	118,652
Oritani Financial Corp.	2,767	39,596
Parkway Properties, Inc.	5,767	101,557
Pennsylvania Real Estate Investment Trust	5,127	116,793
Pinnacle Financial Partners, Inc.	2,491	104,622
Piper Jaffray Cos*	1,290	70,628
Portfolio Recovery Associates, Inc.*	3,981	199,408
Post Properties, Inc. (c)	4,334	246,475
PrivateBancorp, Inc.	5,208	180,874
ProAssurance Corp.	4,825	217,077
Provident Financial Services, Inc.	4,009	72,964
PS Business Parks, Inc.	1,606	133,587
RLI Corp.	2,743	132,734
Retail Opportunity Investments Corp.	5,046	84,521
S&T Bancorp, Inc.	2,372	67,199
Sabra Health Care REIT, Inc.	3,664	119,776
Safety Insurance Group, Inc.	1,100	64,350
Saul Centers, Inc.	1,009	54,355
Selective Insurance Group, Inc.	4,480	$121,990
Simmons First National Corp.	1,247	51,065
Sovran Self Storage, Inc.	2,595	238,792
Sterling Bancorp	6,060	83,143
Stewart Information Services Corp.	1,570	59,079
Stifel Financial Corp.*	4,838	264,977
Susquehanna Bancshares, Inc.	14,956	200,560
Tanger Factory Outlet Center, Inc.	7,614	269,909
Texas Capital Bancshares, Inc.*	3,411	158,373
Tompkins Financial Corp.	814	42,287
TrustCo Bank Corp.	6,679	45,150
UMB Financial Corp.	2,995	154,362
United Bankshares, Inc.	4,806	179,985
United Community Banks, Inc.	3,286	62,500
United Fire Group, Inc.	1,500	43,260
Universal Health Realty Income Trust	1,025	52,101
Universal Insurance Holdings, Inc.	2,216	55,178
Urstadt Biddle Properties, Inc.	1,911	43,418
Virtus Investment Partners, Inc.	559	73,771
WageWorks, Inc.*	2,388	137,191
Wilshire Bancorp, Inc.	5,418	51,525
Wintrust Financial Corp.	3,686	173,574
World Acceptance Corp.*	1,143	93,852
Total Financial		11,556,028

Industrial (18.09%)
AAON, Inc.	3,150	70,907
AAR Corp.	2,949	86,701
Actuant Corp.	5,806	147,705
Advanced Energy Industries, Inc.*	2,791	74,296
Aegion Corp.*	2,910	52,642
Aerovironment, Inc.*	1,484	40,676
Albany International Corp.	2,105	79,380
AM Castle & Co.*	1,282	4,128
American Science & Engineering, Inc.	603	31,531
Apogee Enterprises, Inc.	2,162	99,128
Applied Industrial Technologie, Inc.	3,348	146,676
ArcBest Corp.	1,834	76,808
Astec Industries, Inc.	1,495	63,941
Atlas Air Worldwide Holdings, Inc.*	1,868	84,714
AZZ, Inc.	1,917	87,070
Badger Meter, Inc.	1,149	67,102
Barnes Group, Inc.	3,766	150,715
Bel Fuse, Inc. CL B	579	11,053
Belden, Inc.	3,409	302,651
Benchmark Electronics, Inc.*	4,413	103,529
Boise Cascade Co.*	2,420	86,176
Brady Corp.	3,802	102,502
Briggs & Stratton Corp.	3,633	75,712
Bristow Group, Inc.	2,893	179,192
Calgon Carbon Corp.*	4,071	83,985
Checkpoint Systems, Inc.*	2,878	38,853
CIRCOR International, Inc.	1,405	$75,406
Cognex Corp.*	6,582	294,150
Coherent, Inc.*	1,981	127,259
Comfort Systems USA, Inc.	2,808	52,510
CTS Corp.	2,535	44,261
Cubic Corp.	1,666	87,082
Curtiss-Wright Corp.	3,831	278,054
Darling Ingredients, Inc.*	13,108	228,341
Drew Industries, Inc.*	1,638	96,626
DXP Enterprises, Inc.*	844	38,655
Dycom Industries, Inc.*	2,696	119,568
Electro Scientific Industries, Inc.	1,841	12,721
Emcor Group, Inc.	5,339	235,076
Encore Wire Corp.	1,400	52,206
EnerSys (c)	3,762	245,659
EnPro Industries, Inc.	1,812	119,175
Era Group, Inc.*	1,546	34,105
ESCO Technologies, Inc.	1,989	76,656
Exponent, Inc.	1,013	87,655
Fabrinet*	2,098	37,659
FARO Technologies, Inc.*	1,287	77,181
Federal Signal Corp.	5,009	82,598
Forward Air Corp.	2,451	131,129
Franklin Electric Co. Inc.	3,119	113,781
GenCorp, Inc.*	4,651	89,764
General Cable Corp.	3,928	59,077
Gibraltar Industries Co.*	2,171	31,827
Griffon Corp.	3,366	54,933
Haynes International, Inc.	988	39,895
Headwaters, Inc.*	5,502	90,343
Heartland Express, Inc.	3,988	100,378
Hillenbrand, Inc.	5,030	159,451
Hub Group, Inc.*	2,780	112,229
II-VI, Inc.*	4,346	76,012
Intevac, Inc.*	1,908	13,089
John Bean Technologies Corp.	2,067	71,436
Kaman Corp. Class A	2,142	88,893
Knight Transportation, Inc.	4,825	159,515
Koppers Holdings, Inc.	1,485	23,938
Lindsay Corp.	1,030	90,207
Littelfuse, Inc.	1,791	179,673
LSB Industries, Inc.*	1,435	53,927
Lydall, Inc.*	1,260	40,144
Matson, Inc.	3,425	135,185
Methode Electronics, Inc.	2,833	110,175
Mobile Mini, Inc.	3,247	134,718
Moog, Inc. CL A*	3,619	273,090
Mueller Industries, Inc.	5,464	190,202
Myers Industries, Inc.	2,549	50,725
National Presto Industries, Inc.	327	19,829
Newport Corp.*	3,123	62,335
Olympic Steel, Inc.	500	7,545
Orbital ATK, Inc.	2,168	143,695
Orion Marine Group, Inc.*	1,870	19,074
OSI Systems, Inc.*	1,494	108,270
PGT, Inc.*	2,502	25,445
Park Electrochemical Corp.	1,665	36,147
Plexus Corp.*	2,707	108,957
Powell Industries, Inc.	737	24,866
Quanex Building Products Corp.	2,706	53,011

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Roadrunner Transportation Systems, Inc.*	1,931	$49,569
Rofin-Sinar Technologies, Inc.*	2,059	49,354
Rogers Corp.*	1,426	111,627
RTI International Metals, Inc.*	2,437	67,919
Saia, Inc.*	1,827	84,097
Sanmina Corp.*	6,474	146,960
Simpson Manufacturing Co. Inc.	3,278	118,664
Standex International Corp.	1,018	73,805
Sturm Ruger & Co. Inc.	1,455	75,602
Taser International, Inc.*	3,987	93,615
Teledyne Technologies, Inc.* (c)	3,003	302,791
Tennant Co.	1,475	96,421
Tetra Tech, Inc.	5,182	131,778
Tredegar Corp.	1,893	38,920
TTM Technologies, Inc.*	4,103	36,147
Universal Forest Products, Inc.	1,591	85,994
UTi Worldwide, Inc.*	7,271	95,105
Vicor Corp.*	1,051	13,852
Watts Water Technologies, Inc.	2,282	125,464
Total Industrial		9,930,970

Technology (11.54%)
Agilysys, Inc.*	1,491	14,746
Blackbaud, Inc.	3,679	167,027
Bottomline Technologies (de), Inc.*	2,973	78,725
Brooks Automation, Inc.	5,317	63,804
Cabot Microelectronics Corp.*	1,949	100,978
CACI International, Inc.*	2,194	191,514
CEVA, Inc.*	1,529	30,442
Ciber, Inc.*	5,122	20,078
Cirrus Logic, Inc.*	4,885	147,087
Cohu, Inc.	1,484	16,161
Computer Programs & Systems, Inc.	791	41,607
CSG Systems International, Inc.	2,543	76,061
Dealertrack Technologies, Inc.*	3,459	137,564
Digi International, Inc.*	1,689	17,870
Diodes, Inc.*	2,906	82,792
DSP Group, Inc.*	1,496	16,890
Ebix, Inc.	2,652	69,695
Electronics For Imaging, Inc.*	3,746	152,088
Engility Holdings, Inc.	1,374	49,601
Entropic Communications, Inc.*	6,290	18,556
Epiq Systems, Inc.	2,381	41,906
Exar Corp.*	3,573	38,303
iGATE Corp.*	2,343	100,280
Insight Enterprises, Inc.*	3,311	87,079
Interactive Intelligence Group, Inc.*	1,258	53,390
J2 Global, Inc.	3,547	238,536
Kopin Corp.*	3,225	13,964
Kulicke & Soffa Industries, Inc.*	6,095	97,520
LivePerson, Inc.*	3,930	45,333
Manhattan Associates, Inc.*	6,192	308,671
ManTech International Corp. Cl A	1,891	$62,592
Medidata Solutions, Inc.* (c)	4,062	195,423
Mercury Systems, Inc.*	2,653	45,154
Micrel, Inc.	3,300	49,269
Microsemi Corp.*	7,558	243,670
MicroStrategy, Inc. CL A*	680	121,271
MKS Instruments, Inc.	4,259	150,598
Monolithic Power Systems, Inc.	2,808	148,066
Monotype Imaging Holdings, Inc.	2,918	93,405
MTS Systems Corp.	1,174	85,056
Nanometrics, Inc.*	1,800	32,184
NetScout Systems, Inc.*	2,967	119,629
Omnicell, Inc.*	2,621	91,866
Pericom Semiconductor Corp.	1,192	18,595
Power Integrations, Inc.	2,413	132,377
Progress Software Corp.*	4,514	123,413
QLogic Corp.*	6,441	96,679
Qorvo, Inc.*	5,470	379,616
Quality Systems, Inc.	3,273	56,885
Rubicon Technology, Inc.*	1,219	5,315
Rudolph Technologies, Inc.*	2,269	27,977
Super Micro Computer, Inc.*	2,442	98,120
Sykes Enterprises, Inc.*	2,956	68,727
Synaptics, Inc.*	2,838	243,926
Synchronoss Technologies, Inc.*	2,264	100,205
SYNNEX Corp.	2,107	160,659
Take-Two Interactive Software, Inc.*	7,429	196,794
Tangoe, Inc.*	2,294	28,469
Tessera Technologies, Inc.	3,684	147,581
Tyler Technologies, Inc.*	2,311	275,864
Ultratech, Inc.*	2,234	40,301
Veeco Instruments, Inc.*	3,179	96,928
Virtusa Corp.*	2,071	81,515
Total Technology		6,336,397

Utilities (3.86%)
ALLETE, Inc.	3,036	166,494
Arch Coal, Inc.*	16,319	21,378
Avista Corp.	4,796	163,544
Cloud Peak Energy, Inc.*	4,858	40,273
El Paso Electric Co.	3,223	121,894
FutureFuel Corp.	1,732	21,304
Green Plains, Inc.	2,507	58,288
Laclede Group, Inc./The	2,430	125,777
New Jersey Resources Corp.	3,361	210,331
Northwest Natural Gas Co.	2,162	102,155
NorthWestern Corp.	3,093	167,610
Piedmont Natural Gas Co. Inc. (c)	6,218	231,930
South Jersey Industries, Inc.	2,612	148,048
Southwest Gas Corp.	3,709	212,377
SunCoke Energy, Inc.	5,562	101,507
UIL Holdings Corp.	4,504	227,677
Total Utilities		2,120,587

Total Common Stock (Cost $35,650,688)		54,568,076

Total Investments (Cost $35,650,688) (a) (99.39%)		$54,568,076
Other Net Assets (0.61%)		337,132
Net Assets (100.00%)		$54,905,208

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $35,650,688.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$21,976,072
Unrealized depreciation	(3,058,684)
Net unrealized appreciation	$18,917,388

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b)	Futures contracts at February 28, 2015:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Value	Unrealized Appreciation
2 / MAR 2015 / Long / ICE	$246,320	$880

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (97.77%)

Basic Materials (4.31%)
Chemicals (4.31%)
EI Du Pont de Nemours & Co.	19,286	$1,501,415
PPG Industries, Inc.	18,800	4,425,144
Praxair, Inc.	15,167	1,939,859
Sensient Technologies Corp.	17,000	1,081,370
Total Basic Materials		8,947,788

Communications (6.03%)
Media (2.53%)
Walt Disney Co.	50,535	5,259,683

Telecommunications (3.50%)
AT&T, Inc	86,469	2,988,369
Keysight Technologies, Inc.*	4,935	185,260
Rogers Communications - CL B	20,140	712,755
Verizon Communications, Inc.	68,242	3,374,566
		7,260,950

Total Communications		12,520,633

Consumer, Cyclical (7.88%)
Auto Manufacturers (1.25%)
Ford Motor Co.	158,000	2,581,720
Remy International, Inc.	291	6,655
		2,588,375

Retail (6.63%)
Home Depot, Inc.	46,150	5,295,713
McDonald's Corp.	25,868	2,558,345
Ross Stores, Inc.	24,384	2,580,071
Target Corp.	43,339	3,329,735
		13,763,864

Total Consumer, Cyclical		16,352,239

Consumer, Non-Cyclical (21.74%)
Agriculture (2.73%)
Altria Group, Inc.	52,900	2,977,741
Reynolds American, Inc.	35,584	2,690,862
		5,668,603

Biotechnology (3.96%)
Celgene Corp.*	35,214	4,279,557
Gilead Sciences, Inc.*	38,000	3,934,140
		8,213,697

Commercial Services (0.70%)
Halyard Health, Inc.*	2,100	96,684
Moody's Corp.	13,992	1,356,384
		1,453,068

Cosmetics / Personal Care (2.65%)
Colgate-Palmolive Co.	20,400	1,444,728
Procter & Gamble Co.	47,580	4,050,485
		5,495,213

Food (0.72%)
Conagra Foods, Inc.	42,450	1,484,901
Healthcare - Products (1.53%)
Baxter International, Inc.	45,886	$3,173,017

Healthcare - Services (3.29%)
Aetna, Inc.	20,984	2,088,957
Anthem, Inc.	32,300	4,730,335
		6,819,292

Household Products / Wares (0.89%)
Kimberly-Clark Corp.	16,800	1,842,288

Pharmaceuticals (5.29%)
Abbott Laboratories	41,610	1,971,066
AbbVie, Inc.	41,610	2,517,405
Amerisource Bergen Corp.	45,612	4,687,090
Merck & Co. Inc.	30,900	1,808,886
		10,984,447

Total Consumer, Non-Cyclical		45,134,526

Energy (11.12%)
Oil & Gas Producers (8.95%)
Anadarko Petroleum Corp.	21,340	1,797,468
BP PLC ADR	72,443	3,002,038
Chevron Corp.	56,524	6,029,980
ConocoPhillips	19,648	1,281,050
Devon Energy Corp.	15,952	982,484
Exxon Mobil Corp.	43,236	3,828,115
Royal Dutch Shell PLC-ADR A	25,500	1,666,935
		18,588,070

Oil & Gas Services (1.86%)
Baker Hughes, Inc.	27,455	1,716,212
Schlumberger Ltd.	25,500	2,146,080
		3,862,292

Pipelines (0.31%)
Spectra Energy Corp.	18,000	638,820

Total Energy		23,089,182

Financial (18.74%)
Banks (13.79%)
Bank of America Corp.	180,000	2,845,800
Bank of New York Mellon Corp.	21,450	839,553
Citigroup, Inc.	30,000	1,572,600
Goldman Sachs Group, Inc.	28,950	5,494,421
JPMorgan Chase & Co.	110,198	6,752,933
Morgan Stanley	70,450	2,521,406
State Street Corp.	14,400	1,072,080
US Bancorp/MN	60,600	2,703,366
Wells Fargo & Co.	87,889	4,815,438
		28,617,597

Diversified Financial Services (2.22%)
Blackrock, Inc. Class A	9,000	3,342,780
FNF Group	4,889	179,524
FNFV Group*	1,629	24,256
Intercontinental Exchange, Inc.	4,504	1,060,061
		4,606,621
Insurance (2.74%)
Arthur J Gallagher & Co.	32,400	$1,522,476
Aspen Insurance Holdings Ltd.	26,315	1,206,543
Marsh & McLennan Co.'s, Inc.	13,600	773,704
Principal Financial Group, Inc.	28,150	1,440,436
StanCorp Financial Group, Inc.	11,150	737,684
		5,680,843

Total Financial		38,905,061

Industrial (11.10%)
Aerospace/Defense (4.01%)
Boeing Co.	17,000	2,564,450
Northrop Grumman Corp.	8,600	1,425,106
Rockwell Collins, Inc.	12,400	1,104,592
United Technologies Corp.	26,500	3,230,615
		8,324,763

Electronics (0.20%)
Agilent Technologies, Inc.	9,870	416,613

Machinery - Construction & Mining (1.13%)
Caterpillar, Inc.	28,342	2,349,552

Miscellaneous Manufacturing (3.55%)
3M Co.	23,812	4,015,894
Danaher Corp.	38,300	3,342,824
		7,358,718

Transportation (2.22)%
FedEx Corp.	4,830	854,813
Seaspan Corp.	25,000	468,000
Union Pacific Corp.	10,950	1,316,847
United Parcel Service, Inc. Class B	19,260	1,959,320
		4,598,980

Total Industrial		23,048,626

Technology (10.89%)
Computers (2.02%)
EMC Corp./MA	29,720	860,097
Hewlett Packard Co.	50,000	1,742,000
Int'l Business Machines Corp.	9,860	1,596,728
		4,198,825

Semiconductors (5.05%)
Analog Devices, Inc.	14,040	821,902
Intel Corp.	122,563	4,075,220
KLA-Tencor Corp.	10,440	678,130
Linear Technology Corp.	26,180	1,261,483
QUALCOMM, Inc.	26,775	1,941,455
Taiwan Semiconductor Mfg Co. Ltd. Sponsored ADR	30,000	735,900
Texas Instruments, Inc.	16,500	970,200
		10,484,290

Software (3.81%)
Microsoft Corp.	77,733	3,408,592
Oracle Corp.	64,130	2,810,177

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Paychex, Inc.	34,000	$1,694,390
		7,913,159

Total Technology		22,596,274

Utilities (5.95%)
Electric (4.97%)
Ameren Corp.	22,900	971,189
Consolidated Edison, Inc.	31,700	2,001,538
DTE Energy Co.	7,000	574,210
Duke Energy Corp.	26,999	2,120,771
Exelon Corp.	18,746	635,864
FirstEnergy Corp.	23,574	824,619
NextEra Energy, Inc.	11,200	1,158,752
PG&E Corp.	15,000	805,950
Pinnacle West Capital Corp.	11,000	704,880
Southern Co.	11,500	526,585
		10,324,358

Gas (0.98%)
NiSource, Inc.	27,000	1,158,570
Sempra Energy	8,050	871,010
		2,029,580

Total Utilities		12,353,938

Total Common Stock (Cost $101,507,333)		202,948,267

Preferred Stock (0.92%)
Amerityre Corp Preferred Conv.	2,000,000	1,900,000
Total Preferred Stock (Cost $2,000,000)		1,900,000

Total Investments (Cost $103,507,333) (a) (98.69%)		204,848,267
Other Net Assets (1.31%)		2,726,840
Net Assets (100.00%)		$207,575,107

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $103,732,411.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$102,032,740
Unrealized depreciation	(916,884)
Net unrealized appreciation	$101,115,856

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (99.56%)

Basic Materials (6.09%)
Chemicals (2.71%)
BASF SE ADR	3,488	$333,802

Mining (3.37%)
BHP Billiton Ltd.	4,500	236,340
Rio Tinto PLC	3,600	177,588
		413,928

Total Basic Materials		747,730

Communications (5.72%)
Telecommunications (5.72%)
Deutsche Telekom AG ADR	11,525	214,250
Telefonaktiebolaget LMEricsson ADR	9,188	118,801
Telefonica SA ADR	23,857	369,545
Total Communications		702,596

Consumer, Cyclical (5.78%)
Apparel (2.77%)
LVMH Moet Hennessy Louis Vuitton SA ADR	9,300	340,380

Auto Manufacturers (3.01%)
Daimler AG	3,835	369,234

Total Consumer, Cyclical		709,614

Consumer, Non-Cyclical (47.51%)
Agriculture (3.90%)
British America Tobacco PLC ADR	4,100	477,527

Beverages (6.98%)
Anheuser-Busch InBev	4,200	531,972
Diageo PLC Sponsored ADR	2,735	325,055
		857,027

Food (10.20%)
Nestle SA-Spons ADR	12,412	969,936
Unilever NV	6,508	282,903
		1,252,839

Pharmaceuticals (26.45%)
AstraZeneca PLC Spons ADR	4,100	$282,490
Bayer AG	4,115	607,897
Glaxosmithkline PLC ADR	8,050	381,731
Novartis Ag Sponsored ADR	9,757	999,115
Roche Holding AG	17,664	602,872
Sanofi ADR	7,700	376,222
		3,250,327

Total Consumer, Non-Cyclical		5,837,720

Energy (9.72%)
Oil & Gas Producers (9.72%)
Eni SpA ADR	7,482	278,854
Royal Dutch Shell PLC-ADR A	7,220	471,971
Total SA ADR	8,258	442,877
Total Energy		1,193,702

Financial (19.27%)
Banks (8.78%)
Banco Bilbao Vizcaya Argentari SA ADR	15,221	151,906
Banco Santander SA ADR	51,078	371,848
Barclays PLC- Spons ADR	7,469	118,458
BNP Paribas SA ADR	5,452	158,544
Deutsche Bank AG	3,484	114,031
HSBC Holdings PLC ADR	3,681	164,246
		1,079,033

Diversified Financial Services (1.68%)
UBS Group AG*	11,792	206,242

Insurance (8.81%)
Allianz SE ADR	18,157	303,948
AXA SA ADR	18,984	481,814
ING Groep NV ADR*	20,000	296,600
		1,082,362

Total Financial		2,367,637

Industrial (3.39%)
Miscellaneous Manufacturing (3.39%)
Siemens AG ADR	3,735	416,901
Total Industrial		416,901

Technology (2.09%)
Software (2.09%)
SAP SE ADR	3,667	$257,387
Total Technology		257,387

Total Common Stock (Cost $9,514,347)		12,233,287

Total Investments (Cost $9,514,347) (a) (99.56%)		12,233,287
Other Net Assets (0.44%)		53,587
Net Assets (100.00%)		$12,286,874

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $9,514,347.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,648,483
Unrealized depreciation	(929,543)
Net unrealized appreciation	$2,718,940

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (95.77%)

Basic Materials (0.31%)
Chemicals (0.31%)
Sigma-Aldrich Corp.	4,939	$681,878
Total Basic Materials		681,878

Communications (31.24%)
Internet (18.91%)
Amazon.Com, Inc.* (c)	20,406	7,757,545
Baidu, Inc. - ADR*	12,845	2,617,169
EBay, Inc.*	57,121	3,307,877
Equinix, Inc.	2,478	555,506
F5 Networks, Inc.*	2,688	317,493
Facebook, Inc. Cl A*	98,097	7,746,720
Google, Inc. Cl A*	9,228	5,191,950
Google, Inc.*	11,552	6,450,636
Liberty Interactive Corp.*	18,542	547,545
Liberty Interactive Corp. Ventures A*	8,022	322,324
Netflix, Inc.*	2,541	1,206,746
Priceline Group, Inc*	2,177	2,693,994
Symantec Corp.	31,080	781,973
TripAdvisor, Inc.*	5,396	481,593
Yahoo! Inc.*	41,289	1,828,277
		41,807,348

Media (8.43%)
Charter Communications, Inc. Class A*	4,879	881,147
Comcast Corp.	95,855	5,691,870
Comcast Corp. Class A-Spl	17,273	1,018,157
DIRECTV*	21,426	1,898,344
Discovery Communications, Inc.*	6,158	198,903
Discovery Communications, Inc. Class C*	11,915	363,527
DISH Network Corp.*	10,045	753,777
Liberty Global PLC A*	10,414	562,981
Liberty Global PLC C*	28,693	1,496,914
Liberty Media Corp.*	4,332	167,064
Liberty Media Corp. Class C*	9,484	366,082
Sirius XM Holdings, Inc.*	227,873	886,426
Twenty-First Century Fox, Inc. Cl A	57,075	1,997,625
Twenty-First Century Fox, Inc. Cl B	35,782	1,218,019
Viacom, Inc.	16,329	1,142,050
		18,642,886

Telecommunications (3.90%)
Cisco Systems, Inc.	226,879	6,695,200
SBA Communications Corp. Cl A*	5,654	705,110
VimpelCom Ltd. ADR	80,357	440,356
Vodafone Group PLC (New)	22,287	770,239
		8,610,905

Total Communications		69,061,139

Consumer, Cyclical (7.50%)
Airlines (0.66%)
American Airlines Group, Inc.	30,300	1,451,370

Auto Manufacturers (1.00%)
PACCAR, Inc.	16,334	$1,046,193
Tesla Motors, Inc.*	5,686	1,156,191
		2,202,384

Distribution / Wholesale (0.23%)
Fastenal Co.	12,294	510,816

Lodging (0.76%)
Marriott International, Inc/DE	12,437	1,033,515
Wynn Resorts Ltd.	4,544	647,520
		1,681,035
Retail (4.69%)
Bed Bath & Beyond, Inc.*	7,682	573,538
Costco Wholesale Corp.	20,173	2,964,623
Dollar Tree, Inc.*	8,929	711,463
O'Reilly Automotive, Inc.*	4,592	955,733
Ross Stores, Inc.	9,507	1,005,936
Staples, Inc.	26,534	444,843
Starbucks Corp.	34,418	3,217,566
Tractor Supply Co.	5,637	496,732
		10,370,434

Toys / Games / Hobbies (0.17%)
Mattel, Inc.	14,052	369,849

Total Consumer, Cyclical		16,585,888

Consumer, Non-Cyclical (19.05%)
Beverages (0.86%)
Keurig Green Mountain, Inc.	6,793	866,651
Monster Beverage Corp.*	7,398	1,044,006
		1,910,657

Biotechnology (12.07%)
Alexion Pharmaceuticals, Inc.*	8,619	1,554,609
Amgen, Inc.	32,747	5,164,857
Biogen Idec, Inc.*	10,644	4,359,676
Celgene Corp.*	35,984	4,373,136
Gilead Sciences, Inc.*	66,765	6,912,180
Illumina, Inc.*	6,412	1,253,290
Regeneron Pharmaceuticals, Inc.*	4,272	1,767,924
Vertex Pharmaceuticals, Inc.*	10,890	1,300,593
		26,686,265

Commercial Services (1.16%)
Automatic Data Processing, Inc	20,712	1,840,053
CDK Global, Inc.	4,966	232,558
Verisk Analytics, Inc.*	6,839	491,109
		2,563,720

Food (2.46%)
Kraft Foods Group, Inc.	25,595	1,639,616
Mondelez International, Inc. Cl A	77,802	2,873,616
Whole Foods Market, Inc.	16,224	916,494
		5,429,726

Healthcare - Products (0.58%)
Henry Schein, Inc.*	3,492	489,055
Intuitive Surgical, Inc.*	1,594	$797,000
		1,286,055

Pharmaceuticals (1.92%)
Catamaran Corp.*	8,605	429,820
Express Scripts Holding Co.*	33,998	2,882,690
Mylan, Inc./PA*	16,164	926,601
		4,239,111

Total Consumer, Non-Cyclical		42,115,534

Industrial (0.77%)
Electronics (0.18%)
Garmin Ltd.	7,930	393,566

Environmental Control (0.22%)
Stericycle, Inc.*	3,522	475,364

Transportation (0.38%)
C H Robinson Worldwide, Inc.	6,066	450,704
Expeditors Int'l of Washington	8,005	386,642
		837,346

Total Industrial		1,706,276

Technology (36.89%)
Computers (15.31%)
Apple, Inc. (c)	225,042	28,908,895
Cognizant Technology Solutions Cl A*	26,881	1,679,659
NetApp, Inc.	12,926	499,590
Sandisk Corp.	9,618	768,767
Seagate Technology PLC	14,148	864,726
Western Digital Corp.	10,584	1,132,276
		33,853,913

Semiconductors (11.45%)
Altera Corp.	12,641	467,843
Analog Devices, Inc.	13,031	762,835
Applied Materials, Inc.	54,347	1,361,392
Avago Technologies Ltd.	11,588	1,478,861
Broadcom Corp.	22,991	1,039,883
Intel Corp.	213,420	7,096,216
KLA-Tencor Corp.	6,821	443,058
Lam Research Corp.	6,592	543,576
Linear Technology Corp.	9,892	476,646
Maxim Integrated Products, Inc.	10,304	354,406
Micron Technology, Inc.*	46,644	1,430,571
NVIDIA Corp.	22,542	497,277
NXP Semiconductor NV*	10,677	906,424
QUALCOMM, Inc.	74,353	5,391,336
Texas Instruments, Inc.	44,044	2,589,787
Xilinx, Inc.	10,967	464,672
		25,304,783

Software (10.13%)
Activision Blizzard, Inc.	31,620	737,378
Adobe Systems, Inc.*	21,696	1,716,154
Akamai Technologies, Inc.*	7,382	513,123
Autodesk, Inc.*	9,424	605,398
CA, Inc.	18,451	600,027
Cerner Corp.*	14,619	1,053,445

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2015
Security Description	Shares	Value (Note 1)
Check Point Software Technologies Ltd.*	8,312	$693,969
Citrix Systems, Inc.*	6,676	425,094
Electronic Arts, Inc.*	12,895	737,336
Fiserv, Inc.*	11,127	868,685
Intuit, Inc.	12,963	1,265,578
Liberty Broadband CL-A*	760	39,414
Liberty Broadband C*	1,768	92,042
Microsoft Corp. (c)	278,921	12,230,685
Paychex, Inc.	16,369	815,749
		22,394,077

Total Technology		81,552,773

Total Common Stock (Cost $155,043,630)		211,703,488

Total Investments (Cost $155,043,630) (a) (95.77%)		211,703,488
Other Net Assets (4.23%)		9,356,556
Net Assets (100.00%)		$221,060,044

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $155,112,818.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$58,765,856
Unrealized depreciation	(2,175,186)
Net unrealized appreciation	$56,590,670

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b)	Futures contracts at February 28, 2015:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Value	Unrealized Appreciation
108 / MAR 2015 / Long / CME	$9,595,800	$277,675

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/28/2015

Security Description	Shares	Value (Note 1)
Common Stock (95.14%)

Basic Materials (0.64%)
Iron/Steel (0.64%)
Schnitzer Steel Industries, Inc.	10,400	$163,280
Total Basic Materials		163,280

Communications (6.06%)
Internet (3.28%)
Google, Inc. Cl A*	460	258,810
Google, Inc.*	1,030	575,152
		833,962

Telecommunications (2.79%)
Sierra Wireless, Inc.*	18,900	709,884

Total Communications		1,543,846

Consumer, Cyclical (8.43%)
Auto Manufacturers (3.78%)
Kandi Technologies Group, Inc.*	24,000	332,160
Tesla Motors, Inc*	3,100	630,354
		962,514

Distribution & Wholesale (1.29%)
Arrow Electronics, Inc.*	5,300	328,388

Office Furnishings (3.36%)
Herman Miller, Inc.	14,000	433,580
Interface, Inc.	13,500	272,565
Steelcase, Inc. CL A	8,000	149,760
		855,905

Total Consumer, Cyclical		2,146,807

Consumer, Non-Cyclical (13.84%)
Biotechnology (0.35%)
EXACT Sciences Corp.*	4,000	89,880

Food (9.75%)
Hain Celestial Group, Inc.*	10,800	675,324
SunOpta, Inc.*	40,500	467,775
United Natural Foods, Inc.*	10,700	888,528
WhiteWave Foods Co.*	11,000	450,450
		2,482,077

Water (3.74%)
California Water Service Group	22,900	582,347
Consolidated Water Co. Ltd.	33,000	368,940
		951,287

Total Consumer, Non-Cyclical		3,523,244

Financial (2.30%)
REITS (2.30%)
Alexandria Real Estate Equit.	3,400	326,094
Liberty Property Trust	7,000	260,540
Total Financial		586,634

Industrial (26.42%)
Building Materials (1.82%)
Trex Co. Inc.*	9,200	$463,220

Electrical Components & Equipment (13.74%)
Acuity Brands, Inc.	2,500	396,200
Advanced Energy Industries, Inc.*	24,000	638,880
Canadian Solar, Inc.*	31,000	918,375
China Ming Yang Wind Power*	70,000	150,500
SunPower Corp.*	21,400	698,924
Universal Display Corp.*	20,200	694,678
		3,497,557

Electronics (6.88%)
Badger Meter, Inc.	5,000	292,000
Garmin Ltd.	4,300	213,409
Itron, Inc.*	10,900	397,632
Kyocera Corp. ADR	12,300	619,059
Waters Corp.*	1,900	228,722
		1,750,822

Engineering & Construction (2.44%)
ABB Ltd. ADR	29,000	620,310

Machinery-Diversified (1.55%)
Lindsay Corp.	2,300	201,434
Xylem, Inc.	5,400	192,780
		394,214

Total Industrial		6,726,123

Technology (25.12%)
Computers (3.42%)
Int'l Business Machines Corp.	4,300	696,342
Maxwell Technologies, Inc.*	23,000	173,420
		869,762

Semiconductors (16.43%)
Applied Materials, Inc.	25,000	626,250
Brooks Automation, Inc.	20,000	240,000
Cree, Inc.*	12,600	494,676
First Solar, Inc.*	22,300	1,332,313
Intersil Corp.	20,000	311,800
Power Integrations, Inc.	3,700	202,982
QUALCOMM, Inc.	10,200	739,602
Skyworks Soulutions, Inc.	700	61,425
Veeco Instruments, Inc.*	5,700	173,793
		4,182,841

Software (5.27%)
ANSYS, Inc.*	5,800	498,626
Autodesk, Inc.*	6,000	385,440
Digi International, Inc.*	37,000	391,460
Splunk, Inc.*	1,000	67,250
		1,342,776

Total Technology		6,395,379

Utilities (12.31%)
Energy-Alternate Sources (12.31%)
JinkoSolar Holding Co. Ltd.- ADR*	21,400	$468,446
Pattern Energy Group, Inc. Cl A	20,000	556,400
SolarCity Corp.*	13,200	677,952
Trina Solar Ltd.- Spon ADR*	60,500	633,435
Vestas Wind Systems A/S*	57,000	797,430
Total Utilities		3,133,663

Total Common Stock (Cost $21,477,951)		24,218,976

Total Investments (Cost $21,477,951) (a) (95.14%)		24,218,976
Other Net Assets (4.86%)		1,237,346
Net Assets (100.00%)		$25,456,322

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $21,478,198.

At February 28, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,625,683
Unrealized depreciation	(884,905)
Net unrealized appreciation	$2,740,778

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2015 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$88,095,362	$25,474,189	$6,989,468	$105,388,377
Market value of investments (Note 1)	93,404,117	26,366,622	7,003,825	105,388,377
Cash	157,523	158,181	39,090	88,017
Interest receivable	1,026,005	109,466	9,150	—
Receivable from investment advisor	—	—	—	14,585
Total assets	$94,587,645	$26,634,269	$7,052,065	$105,490,979

Liabilities
Payable to investment advisor	36,593	8,122	469	—
Distributions payable	223,195	27,234	—	—
Accrued 12b-1 fees	—	1,158	340	49
Accrued shareholder service fees	—	1,449	436	77
Accrued administration fees	6,555	1,834	468	7,061
Accrued CCO fees	623	176	47	697
Accrued expenses	29,596	9,758	4,776	24,419
Total liabilities	$296,562	$49,731	$6,536	$32,303

Net assets	$94,291,083	$26,584,538	$7,045,529	$105,458,676

Net assets at February 28, 2015 consist of
Paid-in capital	88,929,755	26,206,149	7,048,488	105,461,266
Undistributed net investment income	183,040	54,552	(17,030)	—
Accumulated net realized gains (losses)	(130,467)	(568,596)	(286)	(2,590)
Unrealized appreciation (depreciation) of investments	5,308,755	892,433	14,357	—
Total net assets	$94,291,083	$26,584,538	$7,045,529	$105,458,676

Net assets
Direct Shares	$94,291,083	$21,183,507	$5,560,982	$102,859,859
K Shares	$—	$5,401,031	$1,484,547	$2,598,817

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	7,999,836	2,017,524	547,497	102,864,110
K Shares (no par value, unlimited shares authorized)	—	513,738	147,630	2,597,184

Net asset value per share
Direct Shares	$11.79	$10.50	$10.16	$1.00
K Shares	$—	$10.51	$10.06	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2015 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$61,511,950	$91,264,032	$35,650,688	$103,507,333
Market value of investments (Note 1)	140,251,112	163,727,657	54,568,076	204,848,267
Cash	1,136,673	38,438	131,373	2,246,834
Cash held at broker	199,950	100,000	200,000	100,000
Dividend receivable	304,446	180,372	52,339	603,406
Total assets	$141,892,181	$164,046,467	$54,951,788	$207,798,507

Liabilities
Payable to investment advisor	14,126	44,708	19,202	79,110
Fund Income Distribution Pay	—	—	—	11
Variation margin payable	5,325	640	780	—
Accrued 12b-1 fees	1,910	1,410	2,228	1,396
Accrued shareholder service fees	8,120	2,536	3,513	2,637
Accrued administration fees	9,631	11,318	3,739	14,172
Accrued CCO fees	937	1,083	363	1,371
Accrued expenses	25,488	23,891	16,755	124,703
Total liabilities	$65,537	$85,586	$46,580	$223,400

Net assets	$141,826,644	$163,960,881	$54,905,208	$207,575,107

Net assets at February 28, 2015 consist of
Paid-in capital	62,573,391	78,515,539	35,580,674	114,134,167
Undistributed net investment income	716,365	75,139	3,803	663,933
Accumulated net realized gain (loss)	(245,674)	12,907,638	402,463	(8,563,873)
Unrealized appreciation (depreciation) of investments	78,739,162	72,463,625	18,917,388	101,340,880
Unrealized appreciation (depreciation) of futures contracts	43,400	(1,060)	880	—
Total net assets	$141,826,644	$163,960,881	$54,905,208	$207,575,107

Net assets
Direct Shares	$132,501,557	$157,302,134	$43,841,394	$200,877,859
K Shares	$9,325,087	$6,658,747	$11,063,814	$6,697,248

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,113,933	5,204,648	2,047,793	7,413,371
K Shares (no par value, unlimited shares authorized)	219,507	222,219	526,088	249,171

Net asset value per share
Direct Shares	$42.55	$30.22	$21.41	$27.10
K Shares	$42.48	$29.96	$21.03	$26.88

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2015 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$9,514,347	$155,043,630	$21,477,951
Market value of investments (Note 1)	12,233,287	211,703,488	24,218,976
Cash	36,899	8,882,888	1,255,403
Cash held at broker	—	396,000	—
Dividend receivable	30,652	211,029	11,344
Total assets	$12,300,838	$221,193,405	$25,485,723

Liabilities
Payable to investment advisor	5,233	42,659	18,563
Fund Income Distribution Pay	—	—	—
Variation margin payable	—	40,472	—
Accrued 12b-1 fees	800	3,764	—
Accrued shareholder service fees	1,422	21,169	—
Accrued administration fees	827	14,544	1,663
Accrued CCO fees	81	1,460	168
Accrued expenses	5,601	9,293	9,007
Total liabilities	$13,964	$133,361	$29,401

Net assets	$12,286,874	$221,060,044	$25,456,322

Net assets at February 28, 2015 consist of
Paid-in capital	11,170,216	166,875,755	23,321,185
Undistributed net investment income	46,767	427,116	(81,258)
Accumulated net realized gain (loss)	(1,649,049)	(3,180,360)	(524,630)
Unrealized appreciation (depreciation) of investments	2,718,940	56,659,858	2,741,025
Unrealized appreciation (depreciation) of futures contracts	—	277,675	—
Total net assets	$12,286,874	$221,060,044	$25,456,322

Net assets
Direct Shares	$7,461,540	$200,727,540	$25,456,322
K Shares	$4,825,334	$20,332,504	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	805,287	17,593,963	1,653,727
K Shares (no par value, unlimited shares authorized)	518,116	1,832,217	—

Net asset value per share
Direct Shares	$9.27	$11.41	$15.39
K Shares	$9.31	$11.10	$—

See accompanying notes to financial statements.

Statements of Operations February 28, 2015 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,580,644	$287,182	$19,828	$11,551
Total	1,580,644	287,182	19,828	11,551

Expenses
Management fees (Note 2)	237,677	69,118	18,160	261,647
Administration fees (Note 2)	42,803	12,306	3,254	47,120
Transfer agent fees	11,511	9,959	2,472	12,509
Accounting services	17,700	5,613	2,055	15,149
Custodian fees	4,142	1,716	695	4,617
Legal and audit fees	15,430	6,595	3,676	16,187
CCO fees (Note 2)	4,142	1,186	315	4,508
Trustees fees	2,097	2,098	2,097	2,120
Insurance	1,595	478	128	1,731
Printing	2,266	1,690	872	3,364
Registration and dues	3,027	4,757	1,437	2,089
12b-1 fees Class K (Note 2)	—	6,972	1,919	—
Shareholder service fees (Note 2)	—	6,972	1,919	—
Total expenses	342,390	129,460	38,999	371,041
Less reimbursement from manager (Note 2)	—	(14,403)	(13,744)	(359,490)
Net expenses	342,390	115,057	25,255	11,551
Net investment income	1,238,254	172,125	(5,427)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(70,054)	47,262	884	414
Change in unrealized appreciation (depreciation) of investments	256,123	218,175	(7,275)	—
Net realized and unrealized gain (loss) of investments	186,069	265,437	(6,391)	414
Net increase (decrease) in net assets resulting from operations	$1,424,323	$437,562	$(11,818)	$414

See accompanying notes to financial statements.

Statements of Operations February 28, 2015 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$6	$—	$1	$137
Dividend income (net of foreign tax witheld: $70; $0; $40; $9,661; $18,125; $1,660: $253 respectively)	1,411,635	1,138,184	346,824	2,596,322
Total	1,411,641	1,138,184	346,825	2,596,459

Expenses
Management fees (Note 2)	168,519	329,662	130,744	503,110
Administration fees (Note 2)	60,689	73,365	23,543	90,594
Transfer agent fees	16,089	15,435	9,835	117,726
Accounting services	25,049	28,663	15,457	28,875
Custodian fees	5,952	7,246	3,247	7,745
Legal and audit fees	20,561	25,309	9,974	29,052
CCO fees (Note 2)	5,917	7,098	2,270	8,808
Trustees fees	2,117	2,103	2,128	2,116
Insurance	2,180	2,855	871	3,311
Printing	4,996	5,258	2,637	15,493
Registration and dues	6,416	7,389	3,620	18,241
12b-1 fees Class K (Note 2)	12,123	8,279	13,693	8,690
Shareholder service fees Class K (Note 2)	12,123	8,279	13,693	8,690
Licensing fee	5,924	7,877	2,437	—
Total expenses	348,655	528,818	234,149	842,451
Less reimbursement from manager (Note 2)	(81,791)	(35,170)	(13,576)	—
Net expenses	266,864	493,648	220,573	842,451
Net investment income	1,144,777	644,536	126,252	1,754,008

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	224,277	13,062,190	396,003	191,985
Net realized gain (loss) from futures contracts	15,120	77,005	11,745	—
Change in unrealized appreciation/depreciation of investments	6,685,156	(5,276,212)	3,158,576	8,792,388
Change in unrealized appreciation/depreciation of futures contracts	24,732	(1,340)	(4,220)	—
Net realized and unrealized gain (loss) on investments	6,949,285	7,861,643	3,562,104	8,984,373
Net increase (decrease) in net assets resulting from operations	$8,094,062	$8,506,179	$3,688,356	$10,738,381

See accompanying notes to financial statements.

Statements of Operations February 28, 2015 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$—	$32	$—
Dividend income (net of foreign tax witheld: $70; $0; $40; $9,661; $18,125; $1,660: $253 respectively)	147,645	1,110,119	70,324
Total	147,645	1,110,151	70,324

Expenses
Management fees (Note 2)	53,156	405,007	111,113
Administration fees (Note 2)	5,506	72,871	9,897
Transfer agent fees	5,326	33,918	4,682
Accounting services	2,896	21,940	4,013
Custodian fees	903	7,189	2,013
Legal and audit fees	4,633	15,917	4,799
CCO fees (Note 2)	541	7,519	989
Trustees fees	2,081	2,314	2,142
Insurance	224	2,013	337
Printing	1,397	7,739	2,127
Registration and dues	1,611	13,857	9,470
12b-1 fees Class K (Note 2)	6,023	18,837	—
Shareholder service fees Class K (Note 2)	6,023	18,837	—
Licensing fee	—	2,685	—
Total expenses	90,320	630,643	151,582
Less reimbursement from manager (Note 2)	(15,813)	(195,174)	—
Net expenses	74,507	435,469	151,582
Net investment income	73,138	674,682	(81,258)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(676,547)	(102,158)	(524,282)
Net realized gain (loss) from futures contracts	—	(1,274)	—
Change in unrealized appreciation/depreciation of investments	72,424	16,328,643	30,796
Change in unrealized appreciation/depreciation of futures contracts	—	229,945	—
Net realized and unrealized gain (loss) on investments	(604,123)	16,455,156	(493,486)
Net increase (decrease) in net assets resulting from operations	$(530,985)	$17,129,838	$(574,744)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$1,238,254	$2,945,568
Net realized gain (loss) on investments	(70,054)	397,302
Change in unrealized appreciation (depreciation) of investments	256,123	4,392,739
Net increase (decrease) in net assets resulting from operations	1,424,323	7,735,609

Distributions to shareholders
Distributions from net investment income	(1,214,753)	(2,898,978)
Distributions from realized capital gains on investments	(400,216)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,629,283)	(7,958,824)
Total increase (decrease)	(2,819,929)	(3,122,193)

Net assets
Beginning of period	97,111,012	100,233,205
End of period	$94,291,083	$97,111,012
Including undistributed net investment income (loss) of:	$183,040	$159,539

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$172,125	$515,112	$(5,427)	$(19,377)	$—	$—
Net realized gain (loss) on investments	47,262	295,307	884	1,469	414	(3,004)
Change in unrealized appreciation (depreciation) of investments	218,175	(253,964)	(7,275)	9,609	—	—
Net increase (decrease) in net assets resulting from operations	437,562	556,455	(11,818)	(8,299)	414	(3,004)

Distributions to shareholders
Distributions from net investment income
Direct shares	(145,036)	(425,522)	—	—	—	—
A shares	—	(3,980)	—	—	—	—
K shares	(23,430)	(83,336)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(1,845)	—	—	—
K shares	—	—	(469)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,515,560)	(2,468,608)	(624,775)	(1,023,976)	(3,451,946)	36,284,009
Total increase (decrease)	(2,246,464)	(2,424,991)	(638,907)	(1,032,275)	(3,451,532)	36,281,005

Net assets
Beginning of period	28,831,002	31,255,993	7,684,436	8,716,711	108,910,208	72,629,203
End of period	$26,584,538	$28,831,002	$7,045,529	$7,684,436	$105,458,676	$108,910,208
Including undistributed net investment income (loss) of:	$54,552	$48,680	$(17,030)	$(11,695)	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$1,144,777	$2,017,764	$644,536	$1,326,124	$126,252	$184,661
Net realized gain (loss) on investments	224,277	(83,440)	13,062,190	11,803,423	396,003	3,399,994
Net realized gain (loss) on futures contracts	15,120	645,642	77,005	271,835	11,745	507,833
Change in unrealized appreciation (depreciation) of investments	6,685,156	24,568,326	(5,276,212)	20,121,168	3,158,576	3,909,884
Change in unrealized appreciation (depreciation) of futures contracts	24,732	38,443	(1,340)	50,920	(4,220)	(7,248)
Net increase (decrease) in net assets resulting from operations	8,094,062	27,186,735	8,506,179	33,573,470	3,688,356	7,995,124

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,065,415)	(1,830,441)	(711,294)	(1,353,463)	(119,051)	(172,619)
K shares	(51,760)	(153,775)	(12,191)	(40,614)	(3,398)	(13,967)
Distributions from realized capital gains on investments
Direct shares	(515,560)	(1,713,111)	(11,448,852)	(6,477,461)	(2,983,582)	(2,490,080)
K shares	(38,363)	(155,980)	(467,757)	(305,081)	(801,864)	(715,964)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	513,667	339,259	(8,280,495)	(306,900)	2,025,472	2,256,938
Total increase (decrease)	6,936,631	23,672,687	(12,414,410)	25,089,951	1,805,933	6,859,432

Net assets
Beginning of period	134,890,013	111,217,326	176,375,291	151,285,340	53,099,275	46,239,843
End of period	$141,826,644	$134,890,013	$163,960,881	$176,375,291	$54,905,208	$53,099,275
Including undistributed net investment income (loss) of:	$716,365	$688,763	$75,139	$154,088	$3,803	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$1,754,008	$3,022,870	$73,138	$276,588	$674,682	$1,015,724
Net realized gain (loss) on investments	191,985	8,784,857	(676,547)	(406,143)	(102,158)	91,394
Net realized gain (loss) on futures contracts	—	—	—	—	(1,274)	1,105,982
Change in unrealized appreciation (depreciation) of investments	8,792,388	27,135,577	72,424	2,443,356	16,328,643	22,418,541
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	229,945	60,898
Net increase (decrease) in net assets resulting from operations	10,738,381	38,943,304	(530,985)	2,313,801	17,129,838	24,692,539

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,052,757)	(3,101,667)	(40,417)	(221,107)	(472,313)	(899,099)
A shares	—	(46,135)	—	—	—	—
K shares	(55,816)	(88,012)	(11,234)	(82,499)	(13,241)	(81,271)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(5,287,306)	(11,109,419)	(1,117,470)	(1,124,417)	85,727,293	31,016,960
Total increase (decrease)	3,342,502	24,598,071	(1,700,106)	885,778	102,371,577	54,729,129

Net assets
Beginning of period	204,232,605	179,634,534	13,986,980	13,101,202	118,688,467	63,959,338
End of period	$207,575,107	$204,232,605	$12,286,874	$13,986,980	$221,060,044	$118,688,467
Including undistributed net investment income (loss) of:	$663,933	$1,018,498	$46,767	$25,280	$427,116	$237,988

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment income (loss)	$(81,258)	$(71,831)
Net realized gain (loss) on investments	(524,282)	41,429
Change in unrealized appreciation (depreciation) of investments	30,796	2,640,437
Net increase (decrease) in net assets resulting from operations	(574,744)	2,610,035

Distributions to shareholders
Distributions from realized capital gains on investments
Direct shares	(783)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	3,595,359	15,203,090
Total increase (decrease)	3,019,832	17,813,125

Net assets
Beginning of period	22,436,490	4,623,365
End of period	$25,456,322	$22,436,490
Including undistributed net investment income (loss) of:	$(81,258)	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	117,186	$1,388,710	1,120,269	$12,882,540
Shares issued in reinvestment of distributions	88,333	1,043,041	186,155	2,158,906
Shares repurchased	(427,292)	(5,061,034)	(1,981,074)	(23,000,270)
Net increase (decrease)	(221,773)	$(2,629,283)	(674,650)	$(7,958,824)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	237,615	$2,483,836	630,421	$6,559,775	46,073	$482,750	114,542	$1,193,213
Shares issued in reinvestment of distributions	11,144	116,591	39,737	413,205	1,984	20,807	7,999	83,336
Shares repurchased	(418,419)	(4,380,000)	(695,112)	(7,227,134)	(118,706)	(1,239,544)	(221,032)	(2,304,401)
Net increase (decrease)	(169,660)	$(1,779,573)	(24,954)	$(254,154)	(70,649)	$(735,987)	(98,491)	$(1,027,852)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	51,017	$518,906	88,163	$897,054	15,412	$155,362	50,725	$513,427
Shares issued in reinvestment of distributions	180	1,833	—	—	46	469	—	—
Shares repurchased	(72,798)	(740,458)	(189,462)	(1,927,698)	(55,599)	(560,887)	(49,998)	(506,759)
Net increase (decrease)	(21,601)	$(219,719)	(101,299)	$(1,030,644)	(40,141)	$(405,056)	727	$6,668

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	33,455,107	115,920,492	260,586	2,170,168
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(36,492,749)	(79,499,496)	(674,890)	(2,307,155)
Net increase (decrease)	(3,037,642)	36,420,996	(414,304)	(136,987)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	204,159	$8,304,304	310,526	$11,586,574	18,839	$770,868	49,342	$1,840,281
Shares issued in reinvestment of distributions	35,388	1,453,063	89,839	3,325,527	2,184	89,557	8,339	308,540
Shares repurchased	(170,891)	(6,973,148)	(365,279)	(13,750,313)	(78,932)	(3,130,977)	(80,415)	(2,971,350)
Net increase (decrease)	68,656	$2,784,219	35,086	$1,161,788	(57,909)	$(2,270,552)	(22,734)	$(822,529)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	120,511	$3,561,765	534,111	$15,577,227	17,855	$525,699	34,485	$999,328
Shares issued in reinvestment of distributions	405,135	11,731,054	269,152	7,599,984	16,684	478,746	12,275	344,078
Shares repurchased	(782,915)	(23,048,090)	(756,369)	(22,099,524)	(51,956)	(1,529,669)	(94,673)	(2,727,993)
Net increase (decrease)	(257,269)	$(7,755,271)	46,894	$1,077,687	(17,417)	$(525,224)	(47,913)	$(1,384,587)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	107,195	$2,240,609	342,945	$7,260,398	38,408	$790,140	80,412	$1,671,811
Shares issued in reinvestment of distributions	150,421	3,060,349	125,059	2,641,936	40,339	805,262	35,117	729,931
Shares repurchased	(142,846)	(2,959,568)	(310,460)	(6,620,360)	(92,855)	(1,911,320)	(164,334)	(3,426,778)
Net increase (decrease)	114,770	$2,341,390	157,544	$3,281,974	(14,108)	$(315,918)	(48,805)	$(1,025,036)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	182,780	$4,769,261	1,058,222	$25,092,144	23,310	$604,724	44,448	$1,053,495
Shares issued in reinvestment of distributions	75,262	1,976,491	126,025	3,001,240	2,138	55,803	3,746	87,993
Shares repurchased	(421,502)	(11,033,900)	(898,482)	(21,590,064)	(63,994)	(1,659,685)	(130,748)	(3,035,171)
Net increase (decrease)	(163,460)	$(4,288,148)	285,765	$6,503,320	(38,546)	$(999,158)	(82,554)	$(1,893,683)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	84,399	$766,480	297,938	$2,816,249	45,786	$416,286	104,314	$992,398
Shares issued in reinvestment of distributions	4,497	40,193	22,729	220,500	1,234	11,234	8,474	82,499
Shares repurchased	(160,474)	(1,432,396)	(316,529)	(3,046,747)	(100,452)	(919,267)	(233,170)	(2,189,316)
Net increase (decrease)	(71,578)	$(625,723)	4,138	$(9,998)	(53,432)	$(491,747)	(120,382)	$(1,114,419)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	9,327,559	$99,321,453	5,071,470	$47,783,109	921,048	$9,577,538	381,395	$3,496,185
Shares issued in reinvestment of distributions	42,280	452,157	93,848	865,732	1,227	12,831	9,013	80,430
Shares repurchased	(1,945,470)	(20,559,949)	(1,848,486)	(17,265,078)	(289,338)	(3,076,737)	(448,852)	(3,943,418)
Net increase (decrease)	7,424,369	$79,213,661	3,316,832	$31,383,763	632,937	$6,513,632	(58,444)	$(366,803)

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	528,303	$7,718,116	1,274,345	$18,902,910
Shares issued in reinvestment of distributions	52	757	—	—
Shares repurchased	(285,420)	(4,123,514)	(250,188)	(3,699,820)
Net increase (decrease)	242,935	$3,595,359	1,024,157	$15,203,090

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$11.81		$11.27	$11.89	$11.38	$11.69	$11.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.33	0.38	0.41	0.44	0.46
Net gain (loss) on securities (both realized and unrealized)	0.03		0.54	(0.62)	0.51	(0.25)	0.42
Total from investment operations	0.18		0.87	(0.25)	0.92	0.19	0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.33)	(0.38)	(0.41)	(0.45)	(0.46)
Distributions from capital gains	(0.05)		—	—	—	(0.05)	0.00 (a)
Total distributions	(0.20)		(0.33)	(0.38)	(0.41)	(0.50)	(0.46)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$11.79		$11.81	$11.27	$11.89	$11.38	$11.69

Total return	1.52	%(d)	7.80%	(2.12)%	8.17%	1.73%	7.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$94,291		$97,111	$100,233	$105,786	$99,223	$111,786
Ratio of expenses to average net assets	0.72	%(c)	0.73%	0.71%	0.72%	0.72%	0.73%
Ratio of net investment income to average net assets	2.61	%(c)	2.88%	3.29%	3.50%	3.93%	4.02%
Portfolio turnover	11	%(d)	10%	11%	10%	2%	10%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.40		$10.38	$10.93	$10.79	$10.68	$10.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.19	0.19	0.20	0.21	0.31
Net gain (loss) on securities (both realized and unrealized)	0.10		0.02	(0.56)	0.13	0.11	0.30
Total from investment operations	0.17		0.21	(0.37)	0.33	0.32	0.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.19)	(0.18)	(0.19)	(0.21)	(0.31)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.07)		—	(0.18)	(0.19)	(0.21)	(0.31)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$10.50		$10.40	$10.38	$10.93	$10.79	$10.68

Total return	1.63	%(d)	2.03%	(3.38)%	3.13%	3.09%	6.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$21,184		$22,746	$22,968	$26,927	$28,080	$32,467
Ratio of expenses to average net assets:
Before expense reimbursements	0.85	%(c)	0.86%	0.86%	0.87%	0.86%	0.94%
After expense reimbursements	0.74	%(c)	0.72%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.25	%(c)	1.68%	1.64%	1.69%	1.85%	2.79%
After expense reimbursements	1.35	%(c)	1.82%	1.76%	1.82%	1.97%	2.99%
Portfolio turnover	10	%(d)	32%	6%	9%	62%	54%
K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.41		$10.40	$10.96	$10.82	$10.70	$10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.14	0.13	0.14	0.16	0.26
Net gain (loss) on securities (both realized and unrealized)	0.10		0.01	(0.55)	0.14	0.12	0.30
Total from investment operations	0.14		0.15	(0.42)	0.28	0.28	0.56
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.14)	(0.14)	(0.14)	(0.16)	(0.29)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.04)		—	(0.14)	(0.14)	(0.16)	(0.29)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$10.51		$10.41	$10.40	$10.96	$10.82	$10.70

Total return	1.28	%(d)	1.48%	(3.88)%	2.60%	2.65%	5.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,401		$6,085	$7,103	$8,202	$8,878	$8,668
Ratio of expenses to average net assets:
Before expense reimbursements	1.35	%(c)	1.36%	1.36%	1.37%	1.37%	1.44%
After expense reimbursements	1.24	%(c)	1.22%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	0.75	%(c)	1.18%	1.12%	1.19%	1.35%	2.30%
After expense reimbursements	0.85	%(c)	1.32%	1.24%	1.32%	1.47%	2.50%
Portfolio turnover	10	%(d)	32%	6%	9%	62%	54%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.17		$10.17	$10.23	$10.32	$10.41	$10.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	(0.00)		(0.01)	(0.01)	0.05	0.07	0.09
Net gain (loss) on securities (both realized and unrealized)	(0.01)		0.01	(0.04)	(0.07)	(0.04)	0.15
Total from investment operations	(0.01)		—	(0.05)	(0.02)	0.03	0.24
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	(0.05)	(0.07)	(0.09)
Distributions from capital gains	—		—	(0.01)	(0.02)	(0.05)	—
Total distributions	—		—	(0.01)	(0.07)	(0.12)	(0.09)
Paid-in capital from redemption fee	—		—	—	—	—	—
Net asset value, end of period	$10.16		$10.17	$10.17	$10.23	$10.32	$10.41

Total return	(0.07	)%(d)	0.00%	(0.43)%	(0.20)%	0.33%	2.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,561		$5,789	$6,819	$9,021	$11,668	$12,581
Ratio of expenses to average net assets:
Before expense reimbursements	0.97	%(c)	1.06%	1.07%	0.98%	0.92%	0.89%
After expense reimbursements	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.42	)%(c)	(0.60)%	(0.53)%	0.10%	0.37%	0.59%
After expense reimbursements	(0.04	)%(c)	(0.13)%	(0.05)%	0.49%	0.70%	0.89%
Portfolio turnover	12	%(d)	28%	50%	13%	28%	42%

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.10		$10.15	$10.25	$10.34	$10.43	$10.30
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	(0.03)		(0.06)	(0.06)	(0.00)	0.02	0.04
Net gain (loss) on securities (both realized and unrealized)	(0.01)		0.01	(0.03)	(0.07)	(0.04)	0.15
Total from investment operations	(0.04)		(0.05)	(0.09)	(0.07)	(0.02)	0.19
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	(0.02)	(0.06)
Distributions from capital gains	—		—	(0.01)	(0.02)	(0.05)	—
Total distributions	—		—	(0.01)	(0.02)	(0.07)	(0.06)
Net asset value, end of period	$10.06		$10.10	$10.15	$10.25	$10.34	$10.43

Total return	(0.36	)%(d)	(0.49)%	(0.85)%	(0.66)%	(0.18)%	1.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$1,485		$1,896	$1,898	$2,060	$3,075	$3,224
Ratio of expenses to average net assets:
Before expense reimbursements	1.47	%(c)	1.56%	1.57%	1.48%	1.42%	1.39%
After expense reimbursements	1.09	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.92	)%(c)	(1.10)%	(1.04)%	(0.40)%	(0.13)%	0.09%
After expense reimbursements	(0.55	)%(c)	(0.63)%	(0.56)%	(0.01)%	0.20%	0.39%
Portfolio turnover	12	%(d)	28%	50%	13%	28%	42%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—		—
Net gain on securities (both realized and unrealized)	—		—		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.001
Total from investment operations	—		—		(0.000)		(0.000)		(0.000)		0.001
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—		—
Distributions from capital gains	—		—		—		—		(0.000	)(a)	(0.001)
Total distributions	—		—		—		—		(0.000)		(0.001)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(d)	0.00%		0.00%		0.00	%(h)	0.00%		0.11%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$102,860		$105,897		$69,479		$74,617		$61,459		$67,354
Ratio of expenses to average net assets:
Before expense reimbursements	0.71	%(c)	0.73%		0.76%		0.78%		0.78%		0.94%
After expense reimbursements	0.02	%(c)(e)	0.03	%(e)	0.07	%(e)	0.05	%(e)	0.12	%(e)	0.15	%(e)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.68	)%(c)	(0.70)%		(0.69)%		(0.73)%		(0.66)%		(0.79)%
After expense reimbursements	0.00	%(c)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—		—
Net gain on securities (both realized and unrealized)	—		—		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	—
Total from investment operations	—		—		(0.000)		(0.000)		(0.000)		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—		—
Distributions from capital gains	—		—		—		—		(0.000	)(a)
Total distributions	—		—		—		—		(0.000)		—
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(d)	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$2,599		$3,013		$3,150		$2,508		$3,647		$3,486
Ratio of expenses to average net assets:
Before expense reimbursements	0.70	%(c)	0.73%		0.76%		0.77%		0.78%		0.93%
After expense reimbursements	0.02	%(c)(e)	0.03	%(e)	0.07	%(e)	0.05	%(e)	0.12	%(e)	0.14	%(e)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.68	)%(c)	(0.70)%		(0.69)%		(0.73)%		(0.66)%		(0.79)%
After expense reimbursements	0.00	%(c)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(e)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$40.61		$33.59	$28.78	$24.91	$21.41	$20.81
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.35		0.62	0.57	0.50	0.44	0.39
Net gain (loss) on securities (both realized and unrealized)	2.10		7.57	4.71	3.85	3.50	0.58
Total from investment operations	2.45		8.19	5.28	4.35	3.94	0.97
LESS DISTRIBUTIONS
Dividends from net investment income	(0.34)		(0.60)	(0.47)	(0.48)	(0.44)	(0.37)
Distributions from capital gains	(0.17)		(0.57)	—	—	—	—
Total distributions	(0.51)		(1.17)	(0.47)	(0.48)	(0.44)	(0.37)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$42.55		$40.61	$33.59	$28.78	$24.91	$21.41

Total return	6.08	%(d)	24.75%	18.50%	17.68%	18.36%	4.62%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$132,502		$123,654	$101,124	$85,269	$74,717	$65,837
Ratio of expenses to average net assets:
Before expense reimbursements	0.48	%(c)	0.50%	0.52%	0.54%	0.51%	0.56%
After expense reimbursements	0.36	%(c)	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.61	%(c)	1.52%	1.65%	1.70%	1.55%	1.52%
After expense reimbursements	1.73	%(c)	1.66%	1.81%	1.88%	1.70%	1.72%
Portfolio turnover	0	%(d)	1%	3%	3%	1%	7%

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$40.50		$33.63	$28.83	$24.95	$21.47	$20.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.25		0.43	0.41	0.37	0.31	0.28
Net gain (loss) on securities (both realized and unrealized)	2.11		7.55	4.74	3.86	3.51	0.60
Total from investment operations	2.36		7.98	5.15	4.23	3.82	0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)		(0.54)	(0.35)	(0.35)	(0.34)	(0.29)
Distributions from capital gains	(0.17)		(0.57)	—	—	—	—
Total distributions	(0.38)		(1.11)	(0.35)	(0.35)	(0.34)	(0.29)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—
Net asset value, end of period	$42.48		$40.50	$33.63	$28.83	$24.95	$21.47

Total return	5.84	%(d)	24.08%	17.95%	17.08%	17.77%	4.15%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$9,325		$11,236	$10,093	$8,166	$8,749	$7,322
Ratio of expenses to average net assets:
Before expense reimbursements	0.99	%(c)	1.00%	1.02%	1.04%	1.01%	1.06%
After expense reimbursements	0.86	%(c)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.10	%(c)	1.01%	1.15%	1.20%	1.05%	1.03%
After expense reimbursements	1.23	%(c)	1.15%	1.31%	1.38%	1.20%	1.22%
Portfolio turnover	0	%(d)	1%	3%	3%	1%	7%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P MidCap Index Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$30.95		$26.54	$23.11	$21.68	$17.84	$16.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.12		0.24	0.30	0.18	0.17	0.16
Net gain (loss) on securities (both realized and unrealized)	1.43		5.61	4.81	2.35	3.83	1.71
Total from investment operations	1.55		5.85	5.11	2.53	4.00	1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.24)	(0.27)	(0.15)	(0.16)	(0.17)
Distributions from capital gains	(2.15)		(1.20)	(1.41)	(0.95)	—	(0.03)
Total distributions	(2.28)		(1.44)	(1.68)	(1.10)	(0.16)	(0.20)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$30.22		$30.95	$26.54	$23.11	$21.68	$17.84

Total return	5.37	%(d)	22.63%	23.39%	12.22%	22.38%	11.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$157,302		$169,020	$143,699	$123,478	$120,089	$104,162
Ratio of expenses to average net assets:
Before expense reimbursements	0.62	%(c)	0.63%	0.64%	0.65%	0.63%	0.66%
After expense reimbursements	0.58	%(c)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	0.76	%(c)	0.76%	1.04%	0.72%	0.69%	0.80%
After expense reimbursements	0.80	%(c)	0.81%	1.10%	0.80%	0.74%	0.88%
Portfolio turnover	9	%(d)	10%	8%	11%	16%	10%

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$30.69		$26.38	$23.00	$21.57	$17.77	$16.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.09	0.18	0.06	0.05	0.07
Net gain (loss) on securities (both realized and unrealized)	1.43		5.58	4.77	2.36	3.82	1.70
Total from investment operations	1.47		5.67	4.95	2.42	3.87	1.77
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.16)	(0.16)	(0.04)	(0.07)	(0.10)
Distributions from capital gains	(2.15)		(1.20)	(1.41)	(0.95)	—	(0.03)
Total distributions	(2.20)		(1.36)	(1.57)	(0.99)	(0.07)	(0.13)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$29.96		$30.69	$26.38	$23.00	$21.57	$17.77

Total return	5.14	%(d)	22.01%	22.75%	11.69%	21.78%	10.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$6,659		$7,355	$7,587	$6,417	$7,813	$6,439
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%(c)	1.13%	1.14%	1.15%	1.13%	1.16%
After expense reimbursements	1.08	%(c)	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.26	%(c)	0.26%	0.54%	0.22%	0.19%	0.29%
After expense reimbursements	0.30	%(c)	0.31%	0.61%	0.29%	0.24%	0.38%
Portfolio turnover	9	%(d)	10%	8%	11%	16%	10%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P SmallCap Index Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$21.55		$19.62	$15.71	$14.59	$11.72	$10.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06		0.10	0.14	0.09	0.07	0.03
Net gain (loss) on securities (both realized and unrealized)	1.41		3.26	3.94	2.28	2.87	0.74
Total from investment operations	1.47		3.36	4.08	2.37	2.94	0.77
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.09)	(0.14)	(0.08)	(0.06)	(0.01)
Distributions from capital gains	(1.54)		(1.34)	(0.03)	(1.17)	(0.01)	—
Return of capital distribution	—		—	—	—	—	(0.02)
Total distributions	(1.61)		(1.43)	(0.17)	(1.25)	(0.07)	(0.03)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$21.41		$21.55	$19.62	$15.71	$14.59	$11.72

Total return	7.20	%(d)	17.28%	26.14%	17.35%	25.11%	7.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$43,841		$41,651	$34,838	$26,325	$22,203	$18,394
Ratio of expenses to average net assets:
Before expense reimbursements	0.79	%(c)	0.82%	0.89%	0.92%	0.89%	0.95%
After expense reimbursements	0.74	%(c)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.54	%(c)	0.38%	0.57%	0.45%	0.34%	0.02%
After expense reimbursements	0.59	%(c)	0.46%	0.72%	0.63%	0.49%	0.24%
Portfolio turnover	0	%(d)	13%	15%	0%	23%	5%

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$21.19		$19.36	$15.52	$14.42	$11.61	$10.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		(0.01)	0.06	0.02	—	(0.03)
Net gain (loss) on securities (both realized and unrealized)	1.38		3.21	3.87	2.26	2.85	0.74
Total from investment operations	1.39		3.20	3.93	2.28	2.85	0.71
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.03)	(0.06)	(0.01)	(0.03)	—
Distributions from capital gains	(1.54)		(1.34)	(0.03)	(1.17)	(0.01)	—
Total distributions	(1.55)		(1.37)	(0.09)	(1.18)	(0.04)	—
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$21.03		$21.19	$19.36	$15.52	$14.42	$11.61

Total return	6.96	%(d)	16.64%	25.47%	16.83%	24.52%	6.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$11,064		$11,448	$11,402	$9,505	$9,987	$7,806
Ratio of expenses to average net assets:
Before expense reimbursements	1.29	%(c)	1.32%	1.39%	1.42%	1.39%	1.45%
After expense reimbursements	1.24	%(c)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	0.03	%(c)	(0.13)%	0.10%	(0.05)%	(0.16)%	(0.48)%
After expense reimbursements	0.09	%(c)	(0.04)%	0.25%	0.13%	(0.01)%	(0.26)%
Portfolio turnover	0	%(d)	13%	15%	0%	23%	5%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$25.98		$21.58	$18.13	$16.17	$14.03	$13.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.23		0.38	0.37	0.32	0.27	0.23
Net gain (loss) on securities (both realized and unrealized)	1.16		4.42	3.37	1.95	2.12	0.82
Total from investment operations	1.39		4.80	3.74	2.27	2.39	1.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.40)	(0.29)	(0.31)	(0.25)	(0.16)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.27)		(0.40)	(0.29)	(0.31)	(0.25)	(0.16)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$27.10		$25.98	$21.58	$18.13	$16.17	$14.03

Total return	5.40	%(d)	22.45%	20.80%	14.20%	17.01%	8.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$200,878		$196,820	$157,350	$140,741	$129,317	$123,305
Ratio of expenses to average net assets:	0.82	%(c)	0.83%	0.84%	0.88%	0.87%	0.99%
Ratio of net investment income to average net assets	1.76	%(c)	1.58%	1.83%	1.85%	1.63%	1.57%
Portfolio turnover	1	%(d)	3%	5%	4%	13%	76%
K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$25.76		$21.40	$18.00	$16.06	$13.95	$13.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16		0.25	0.27	0.23	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	1.16		4.39	3.34	1.93	2.12	0.87
Total from investment operations	1.32		4.64	3.61	2.16	2.31	0.99
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.28)	(0.21)	(0.22)	(0.20)	(0.11)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.20)		(0.28)	(0.21)	(0.22)	(0.20)	(0.11)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$26.88		$25.76	$21.40	$18.00	$16.06	$13.95

Total return	5.16	%(d)	21.81%	20.20%	13.59%	16.49%	7.56%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$6,697		$7,413	$7,924	$6,640	$6,624	$5,421
Ratio of expenses to average net assets:	1.32	%(c)	1.33%	1.34%	1.38%	1.37%	1.49%
Ratio of net investment income to average net assets	1.26	%(c)	1.08%	1.33%	1.35%	1.14%	1.07%
Portfolio turnover	1	%(d)	3%	5%	4%	13%	76%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$9.64		$8.37	$7.40	$7.62	$7.42	$8.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06		0.20	0.23	0.22	0.21	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.38)		1.30	0.94	(0.21)	0.20	(0.73)
Total from investment operations	(0.32)		1.50	1.17	0.01	0.41	(0.54)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.23)	(0.20)	(0.23)	(0.21)	(0.21)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.05)		—	(0.20)	(0.23)	(0.21)	(0.21)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$9.27		$9.64	$8.37	$7.40	$7.62	$7.42

Total return	(3.34	)%(d)	17.92%	15.96%	0.20%	5.25%	(6.64)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$7,462		$8,452	$7,306	$6,314	$5,871	$5,637
Ratio of expenses to average net assets:
Before expense reimbursements	1.25	%(c)	1.29%	1.38%	1.43%	1.35%	1.38%
After expense reimbursements	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	1.11	%(c)	1.81%	2.46%	2.58%	2.17%	2.01%
After expense reimbursements	1.36	%(c)	2.10%	2.84%	3.01%	2.52%	2.38%
Portfolio turnover	0	%(d)	15%	3%	0%	8%	0%

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$9.68		$8.38		$7.41		$7.63		$7.43	$8.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.14		0.19		0.19		0.17	0.16
Net gain (loss) on securities (both realized and unrealized)	(0.39)		1.30		0.95		(0.22)		0.21	(0.75)
Total from investment operations	(0.35)		1.44		1.14		(0.03)		0.38	(0.59)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.14)		(0.17)		(0.19)		(0.18)	(0.18)
Distributions from capital gains	—		—		—		—		—	—
Total distributions	(0.02)		—		(0.17)		(0.19)		(0.18)	(0.18)
Paid in capital from redemption fee (Note 1)	—		—		—		—		—	—
Net asset value, end of period	$9.31		$9.68		$8.38		$7.41		$7.63	$7.43

Total return	(3.61	)%(d)	17.19	%(h)	15.47	%(h)	(0.33	)%(h)	4.82%	(7.21)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$4,825		$5,535		$5,795		$5,169		$5,888	$5,563
Ratio of expenses to average net assets:
Before expense reimbursements	1.75	%(c)	1.79	%(i)	1.88	%(i)	1.93	%(i)	1.85%	1.88%
After expense reimbursements	1.50	%(c)	1.49	%(i)	1.50	%(i)	1.50	%(i)	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	0.61	%(c)	1.22	%(i)	1.92	%(i)	2.13	%(i)	1.64%	1.56%
After expense reimbursements	0.86	%(c)	1.51	%(i)	2.31	%(i)	2.56	%(i)	1.99%	1.94%
Portfolio turnover	0	%(d)	15	%(h)	3	%(h)	0	%(h)	8%	0%

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.47		$7.92	$7.04	$5.67	$4.47	$4.12
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.05		0.11	0.08	0.04	0.03	0.01
Net gain (loss) on securities (both realized and unrealized)	0.93		2.55	0.86	1.36	1.19	0.35
Total from investment operations	0.98		2.66	0.94	1.40	1.22	0.36
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.11)	(0.06)	(0.03)	(0.02)	(0.01)
Distributions from capital gains	—		—	—	—	—	—
Return of capital distribution	—		—	—	—	—	(0.00	)(a)
Total distributions	(0.04)		(0.11)	(0.06)	(0.03)	(0.02)	(0.01)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$11.41		$10.47	$7.92	$7.04	$5.67	$4.47

Total return	9.34	%(d)	33.77%	13.46%	24.78%	27.31%	8.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$200,728		$106,475	$54,259	$36,220	$17,912	$14,146
Ratio of expenses to average net assets:
Before expense reimbursements	0.73	%(c)	0.79%	0.83%	0.88%	0.90%	0.96%
After expense reimbursements	0.49	%(c)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.64	%(c)	0.95%	0.73%	0.27%	0.08%	(0.24)%
After expense reimbursements	0.88	%(c)	1.25%	1.08%	0.66%	0.50%	0.24%
Portfolio turnover	1	%(d)	3%	13%	24%	24%	4%

K Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Net asset value, beginning of period	$10.18		$7.71	$6.85	$5.53		$4.37		$4.03
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	0.02		0.06	0.04	0.01		—		(0.01)
Net gain (loss) on securities (both realized and unrealized)	0.91		2.48	0.84	1.31		1.16		0.35
Total from investment operations	0.93		2.54	0.88	1.32		1.16		0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.07)	(0.02)	(0.00	)(a)	(0.00	)(a)	—
Distributions from capital gains	—		—	—	—		—		—
Total distributions	(0.01)		—	(0.02)	—		—		—
Paid in capital from redemption fee (Note 1)	—		—	—	—		—		—
Net asset value, end of period	$11.10		$10.18	$7.71	$6.85		$5.53		$4.37

Total return	9.14	%(d)	33.11%	12.95%	23.94%		26.63%		8.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$20,333		$12,214	$9,700	$9,473		$7,771		$5,452
Ratio of expenses to average net assets:
Before expense reimbursements	1.23	%(c)	1.29%	1.33%	1.38%		1.40%		1.46%
After expense reimbursements	0.99	%(c)	0.99%	0.99%	0.99%		0.99%		0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.13	%(c)	0.39%	0.24%	(0.28)%		(0.42)%		(0.73)%
After expense reimbursements	0.37	%(c)	0.69%	0.58%	0.11%		0.00%		(0.26)%
Portfolio turnover	1	%(d)	3%	13%	24%		24%		4%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	March 12, 2013(g) to August 31, 2013
Net asset value, beginning of period	$15.90		$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.05)		(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(0.46)		4.02	1.97
Total from investment operations	(0.51)		3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—
Distributions from capital gains	—		—	—
Return of capital distribution	—		—	—
Total distributions	—		—	—
Paid-in capital from redemption fee (Note 1)	—		—	—
Net asset value, end of period	$15.39		$15.90	$11.96

Total return	(3.20	)%(d)	32.94%	19.60	%(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$25,456		$22,436	$4,623
Ratio of expenses to average net assets:	1.36	%(c)	1.54%	5.16	%(c)
Ratio of net investment income to average net assets	(0.73	)%(c)	(0.78)%	(4.11	)%(c)
Portfolio turnover	20	%(d)	5%	12	%(d)

(b)	Calculated based upon average shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(f)	Commencement of operations.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2015

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The Shelton Funds began offering Class K shares on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately between the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change n market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2014, available to offset future capital gains, if any, are as follows:

Expiring	United States Government Securities Fund	United States Treasury Trust Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2015	$80,163	$—	$—	$6,268	$1,356,689
2016	36,975	—	3,983,099	9,647	364,175
2017	109,369	—	847,723	—	642,849
2018	141,867	—	3,699,956	124,746	596,391
2019	245,271	—	—	205,587	—
Long Term with No Expiration	—	—	—	218,028	—
Short Term with No Expiration	—	2,646	—	721	—
Total	$613,645	$2,646	$8,530,778	$564,997	$2,960,104

$9,731, $68,166 of unutilized capital loss carry forwards expired at August 31, 2014 for European Growth & Income Fund and U.S. Government Securities Fund, respectively.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2015

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2014, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$126,490	$(126,490)	$—
U.S. Government Securities Fund	(68,166)	1,899	66,267
Short-Term U.S. Government Bond Fund	(23,833)	24,066	(233)
The United States Treasury Trust Fund	380	—	(380)
S&P 500 Index Fund	1	—	(1)
S&P MidCap Index Fund	(3)	—	3
S&P SmallCap Index Fund	(1)	1,925	(1,924)
European Growth & Income Fund	(9,731)	—	9,731
Nasdaq-100 Index Fund	1	—	(1)
Shelton Green Alpha Fund	(41,698)	71,831	(30,133)

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are unavailable, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2015

The following table summarizes the valuation of the Trust’s securities at February 28, 2015 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or (Liabilities) (d)
California Tax-Free Income Fund	$—	$93,404,117	$—	$93,404,117	$—
U.S. Government Securities Fund	—	26,366,622	—	26,366,622	—
Short-Term U.S. Government Bond Fund	—	7,003,825	—	7,003,825	—
The United States Treasury Trust Fund	—	105,388,377	—	105,388,377	—
S&P 500 Index Fund	140,250,196	—	916	140,251,112	(5,325)
S&P MidCap Index Fund	163,727,657	—	—	163,727,657	(640)
S&P SmallCap Index Fund	54,568,076	—	—	54,568,076	(780)
Shelton Core Value Fund	202,948,267	—	1,900,000	204,848,267	—
European Growth & Income Fund	12,233,287	—	—	12,233,287	—
Nasdaq-100 Index Fund	211,703,488	—	—	211,703,488	(40,472)
Shelton Green Alpha Fund	24,218,976	—	—	24,218,976	—
Total	$809,649,947	$232,162,941	$1,900,916	$1,043,713,804	$(47,217)

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 as of February 28, 2015. It is the trust’s policy to recognize transfers at the end of the reporting period.
(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All preferred stocks and fixed income securities in the Funds are Level 2 securities. For a detailed break-out of preferred stocks and fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Shelton Core Value Fund

Level 3 Securities	Preferred Stock
Beginning Balance	$1,900,000
Net Purchases	—
Net Sales	—
Total Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$1,900,000

The convertible preferred security is valued at fair value. The value of the common stock is reviewed at least once a week.

Should the common stock rise over ten cents per share or fall over five cents per share and maintain that level for a one week period, a pricing committee would be reconvened to evaluate the price valuation.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits and cash equivalents equal to or greater than the total notional value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2015, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 15, 1, 2, and 108 respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at February 28, 2015. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected on the Statement of Operations.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2015

The effect of derivative instruments on the Statements of Assets & Liabilities for the six months ended February 28, 2015:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund – Equity contracts	$5,325
S&P MidCap Index Fund – Equity contracts	640
S&P SmallCap Index Fund – Equity contracts	780
Nasdaq-100 Index Fund – Equity contracts	40,472

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2015:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$15,120	$24,732
S&P MidCap Index Fund - Equity contracts	77,005	(1,340)
S&P SmallCap Index Fund - Equity contracts	11,745	(4,220)
Nasdaq-100 Index Fund - Equity contracts	(1,274)	229,945

The previously disclosed derivative instruments outstanding as of February 28, 2015, and their effect on the Statement of Operations for the period ending February 28, 2015, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$1,698,583
S&P MidCap Index Fund – Equity contracts	263,210
S&P SmallCap Index Fund – Equity contracts	368,805
Nasdaq-100 Index Fund – Equity contracts	5,920,032

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with the California Tax-Free Income Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, the Advisor receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, the Advisor receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, the Advisor receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, the Advisor receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. In accordance with the terms of the management agreement with Shelton Green Alpha Fund, Shelton Capital receives compensation at the annual rate of 1.00% of the Fund’s average daily net assets. In turn Shelton Capital pays to the sub-advisor 0.50%. The Advisor has contractually agreed to further reduce total operating expense. This additional contractual reimbursement is effective until January 2, 2016 unless renewed and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the six months ended February 28, 2015, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	$14,403	0.74%	1.24%	1/2/16
Short-Term U.S. Government Bond Fund	13,744	0.59%	1.09%	1/2/16
The United States Treasury Trust(a)	359,490	0.02%	0.02%	1/2/16
S&P 500 Index Fund	81,791	0.36%	0.86%	1/2/16
S&P MidCap Index Fund	35,170	0.58%	1.08%	1/2/16
S&P SmallCap Index Fund	13,576	0.74%	1.24%	1/2/16
European Growth & Income Fund	15,813	1.00%	1.50%	1/2/16
Nasdaq-100 Index Fund	195,174	0.49%	0.99%	1/2/16

(a)	The Advisor is waiving fees to keep the yield non-negative for the United States Treasury Trust.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2015

At August 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,688,556. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/15	Expires 8/31/16	Expires 8/31/17	Total
U.S. Government Securities Fund	$51,670	$42,642	$40,772	$135,084
Short-Term U.S. Government Bond Fund	51,793	47,533	38,985	138,311
The United States Treasury Trust	503,632	510,548	698,141	1,712,321
S&P 500 Index Fund	157,408	170,589	173,213	501,210
S&P MidCap Index Fund	94,461	88,777	84,423	267,661
S&P SmallCap Index Fund	60,960	61,085	42,358	164,403
European Growth & Income Fund	48,355	48,911	43,289	140,555
Nasdaq-100 Index Fund	126,483	183,818	258,331	568,632
Green Alpha Fund	0	30,829	29,550	60,379
Total	$1,094,762	$1,184,732	$1,409,062	$3,688,556

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 28, 2015, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b‑1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$6,972	$6,972
Short-Term U.S. Government Bond Fund	1,919	1,919
The United States Treasury Trust	—	—
S&P 500 Index Fund	12,123	12,123
S&P MidCap Index Fund	8,279	8,279
S&P SmallCap Index Fund	13,693	13,693
Shelton Core Value Fund	8,690	8,690
European Growth & Income Fund	6,023	6,023
Nasdaq-100 Index fund	18,837	18,837

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the six-months ended February 28, 2015 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$10,169,129	$14,817,836
U.S. Government Securities Fund	2,780,074	5,015,144
Short-Term U.S. Government Bond Fund	911,721	1,507,947
S&P 500 Index Fund	4,493	463,319
S&P MidCap Index Fund	15,666,152	35,146,800
S&P SmallCap Index Fund	8,643	1,567,519
Shelton Core Value Fund	1,693,783	1,053,880
European Growth & Income Fund	35,087	1,066,509
Nasdaq-100 Index Fund	83,895,351	2,123,319
Shelton Green Alpha Fund	7,967,100	4,292,700

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2015

Note 4 – NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, FASB issued ASU No 2014-11, Transfers and Servicing (Topic 860), Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

Note 5 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2014 and 2013 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2014	$—	$8,255	$—	$2,890,723	$2,898,978
	2013	—	3,928	—	3,345,725	3,349,653
U.S. Government Securities Fund	2014	—	512,838	—	—	512,838
	2013	—	566,936	—	—	566,936
Short-Term U.S. Government Bond Fund	2014	—	—	—	—	—
	2013	—	8,795	7,139	—	15,934
The United States Treasury Trust	2014	—	—	—	—	—
	2013	—	—	—	—	—
S&P 500 Index Fund	2014	—	2,755,759	1,097,547	—	3,853,306
	2013	—	1,556,740	—	—	1,556,740
S&P Mid Cap Index Fund	2014	—	1,555,688	6,620,931	—	8,176,619
	2013	—	1,854,547	7,500,347	—	9,354,894
S&P Small Cap Index Fund	2014	—	571,946	2,820,686	—	3,392,632
	2013	—	349,338	—	—	349,338
Shelton Core Value Fund	2014	—	3,235,814	—	—	3,235,814
	2013	—	2,393,759	—	—	2,393,759
European Growth & Income Fund	2014	—	303,606	—	—	303,606
	2013	—	286,616	—	—	286,616
Nasdaq-100 Index Fund	2014	—	980,370	—	—	980,370
	2013	—	398,640	—	—	398,640
Green Alpha Fund	2014	—	—	—	—	—
	2013	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2014.

The tax character of distributable earnings at August 31, 2014 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)		Total Distributable Earnings
California Tax-Free Income Fund	$126,085	(a)	$339,803	$—	$5,086,086	$—		$5,551,974
U.S. Government Securities Fund	48,680		—	(613,645)	674,258	—		109,293
Short-Term U.S. Government Bond Fund	—		1,236	—	21,632	(11,695	)(c)	11,173
The United States Treasury Trust	—		—	(2,646)	—	(358)		(3,004)
S&P 500 Index Fund	982,024		260,211	—	71,588,053	—		72,830,288
S&P Mid Cap Index Fund	448,159		11,621,646	—	77,509,450	—		89,579,255
S&P Small Cap Index Fund	171,750		3,613,511	—	15,758,812	—		19,544,073
Shelton Core Value Fund	1,018,498		—	(8,530,780)	92,323,414	—		84,811,132
European Growth & Income Fund	25,280		—	(564,997)	2,646,516	(407,505)		1,699,294
Nasdaq-100 Index Fund	237,988		—	(2,960,011)	40,262,027	—		37,540,004
Green Alpha Fund	—		682	—	2,709,982	—		2,710,664

(a)	Tax exempt income is $98,296.
(b)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.
(c)	The Short-Term U.S. Government Bond Fund incurred a late year loss (net investment losses after December 31) in the amount of $11,695, which will be deferred until the first day of the new year.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2015

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500 Index Fund	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$5,325	$—	$5,325	$—	$5,325	$—
		5,325	—	5,325	—	5,325	—

S&P MidCap Index Fund	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$640	$—	$640	$—	$640	$—
		640	—	640	—	640	—

S&P SmallCap Index Fund	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$780	$—	$780	$—	$780	$—
		780	—	780	—	780	—

Nasdaq-100 Index Fund	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$40,472	$—	$40,472	$—	$40,472	$—
		40,472	—	40,472	—	40,472	—

Note 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

The Fund holdings shown in this report are as of February 28, 2015. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2014, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	44 Montgomery Street, Suite 2100 San Francisco, CA 94104-4708	06/27/66	Chairman and Trustee	Since August 1998 Since July 2011
Kevin T. Kogler	44 Montgomery Street, Suite 2100 San Francisco, CA 94104-4708	02/21/66	Trustee	Since May 2006
Marco L. Quazzo	44 Montgomery Street, Suite 2100 San Francisco, CA 94104-4708	03/02/62	Trustee	Since August 2014
Stephen H. Sutro	44 Montgomery Street, Suite 2100 San Francisco, CA 94104-4708	04/09/69	Trustee	Since May 2006
William P. Mock	44 Montgomery Street, Suite 2100 San Francisco, CA 94104-4708	12/29/66	Treasurer	Since February 2010
Teresa E. Axelson	44 Montgomery Street, Suite 2100 San Francisco, CA 94104-4708	12/04/47	Chief Compliance Officer, Secretary	Since November 2011 Since November 2012

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & CEO, MicroBiz LLC, 2012 to present; President, CAM Commerce Solutions LLC, 2010 to 2012; Principal, Robertson Piper Software Group, 2006 to 2012.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP, 2008 to present.
Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson
Chief Compliance Officer, Shelton Capital Management, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*	Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Advisory Agreement and Sub-Advisory Agreement (Unaudited)

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Investment Advisory Agreement dated January 1, 2007, between Shelton Funds and CCM Partners D/B/A Shelton Capital Management (the “Investment Advisory Agreement”), with respect to each Fund, and the Discretionary Sub-Advisory Agreement dated March 8, 2013, between CCM Partners (D/B/A Shelton Capital Management (“SCM”) and Green Alpha Advisors, LLC (“Green Alpha”) (the “Sub-Advisory Agreement”) with respect to the Shelton Green Alpha Fund. At a meeting held in-person on February 26, 2015, the Board, including a majority of the Independent Trustees, on behalf of the Trusts’ California Tax-Free Income Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust and Shelton Green Alpha Fund (each a “Fund”), considered and approved the continuation of the Investment Advisory Agreement with respect to each Fund, and the Sub-Advisory Agreement with respect to the Shelton Green Alpha Fund, each for an additional one-year period ending March 31, 2016.

Prior to the meeting, the Independent Trustees requested information from SCM and Green Alpha. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding SCM (the principal business activity of which is managing the Funds and separately managed accounts), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board met with and questioned SCM and Green Alpha representatives in person, and thereafter conducted a private session to discuss the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement with independent legal counsel at which representatives of neither SCM nor Green Alpha were present. In deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

The Board also considered the depth and quality of Green Alpha’s investment management process and the experience, capability and integrity of its senior management, noting that the two key principals of Green Alpha have extensive experience with portfolio management of mutual funds as well as with the operations and oversight of products in the mutual fund environment. The Board also noted the fact that Green Alpha is not yet profitable and does not currently provide sub-advisory services for any other investment company clients. The Board also reviewed Green Alpha’s willingness to invest in personnel and infrastructure designed to benefit the Shelton green Alpha Fund, as well as Green Alpha’s overall compliance environment.

The Board considered, in connection with the performance of its investment management services to the Funds, the following: each of SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that each of SCM and Green Alpha had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•	For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year and 5-year periods, and the second quartile over the 3-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 10-year period, the second quartile over the 1-year and 5-year periods and the third quartile over the 3-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 5-year and 10-year periods, and the second quartile over 3-year period.

•	For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 5-year and 10-year periods and in the second quartile over the 1-year and 3-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

Board Approval of the Advisory Agreement and Sub-Advisory Agreement (Unaudited) (Continued)

•	For the European Growth & Income Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year period, and in the fourth quartile over the 3-year, 5-year and 10-year periods.

•	For the Shelton Green Alpha Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year period. The Board also noted that the Fund is new, with limited performance history.

•	For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

•	For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

•	For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year and 5-year periods, the second quartile over the 10-year period, and the third quartile over the 3-year period.

•	For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate Morningstar category, the Fund was in the first quartile over the 3-year period, the second quartile over the 1-year and 5-year periods, and the third quartile over the 10-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM and Green Alpha, as applicable, articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance record in managing each Fund, and Green Alpha’s performance record in managing the Shelton Green Alpha Fund, was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the Investment Advisory Agreement, and Sub-Advisory Agreement, respectively, would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. While the Board recognized that comparisons between the Funds and peer group funds may be imprecise, given the different service levels and characteristics of mutual funds and the different business models and cost structures of their investment advisers, the comparative information assisted the Board in evaluating the reasonableness of the Funds’ management and, as applicable, sub-advisory fees and total operating expenses. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net operating expenses charged to each Fund, after taking into account these expense limitations and voluntary waivers, were lower (often by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that the gross management fees for many of the Funds were below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that SCM had put into effect during 2005 with respect to most of the Shelton Funds. The Trustees noted the Funds are now paying for administrative services that were previously provided to the Funds by SCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

With respect to the Green Alpha Fund, the Board reviewed the management fees and anticipated total operating expenses of the Fund, noting that the fees under the Sub-Advisory Agreement would be paid by SCM out of its investment advisory fees. The Board noted that the total net management fees expected to be charged to the Fund were somewhat higher than those charged by many other funds, but also noted that the Fund had a limited peer group. As such, the Board did not view comparisons to the fees and expenses of other funds to be particularly probative. The Board considered representations from SCM and Green Alpha that Green Alpha’s fees were negotiated at arm’s length. In particular, SCM and Green Alpha noted that they shared platform fees for Fund distribution, and each stated that the sub-advisory fee was reasonable, given the nature, extent and quality of the services assumed by each entity.

Based on these considerations, the Board concluded that the Funds’ fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the Funds, as well as the resulting level of profits to SCM and Green Alpha. The Independent Trustees received financial and other information from SCM and Green Alpha. In addition, the Trustees considered a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards, as well as information indicating that Green Alpha was operating at a loss. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each of SCM and Green Alpha has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered SCM’s and Green Alpha’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the applicable Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds. The Board also considered that neither SCM nor Green Alpha receives substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM and Green Alpha currently do not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 26, 2015 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each of the Investment Advisory Agreement and Sub-Advisory Agreement, taking into account the separate administration fees provided by SCM, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, and that the renewal of each of the Investment Advisory Agreement and Sub-Advisory was in the best interests of each Fund and its shareholders.

1050 17th St, Ste 1710
Denver, CO 80265

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 27, 2015

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 27, 2015